UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

399 Park Avenue, Floor 32

New York, NY 10022

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 493-8631

Date of fiscal year end: October 31

Date of reporting period: April 30, 2011

1

Item 1.	Reports to Stockholders.

1

Global X Silver Miners ETF

Global X Lithium ETF

Global X Copper Miners ETF

Global X Pure Gold Miners ETF (formerly Global X Gold Miners ETF)

Global X Uranium ETF

Global X Aluminum ETF

Global X Gold Explorers ETF

Global X Brazil Mid Cap ETF

Global X Brazil Financials ETF

Global X Brazil Consumer ETF

Global X FTSE Colombia 20 ETF (formerly Global X/InterBolsa FTSE

Colombia 20 ETF)

Global X FTSE Nordic Region ETF (formerly Global X Nordic 30 ETF)

Global X FTSE Norway 30 ETF

Global X FTSE Argentina 20 ETF

Global X FTSE Andean 40 ETF

Global X FTSE ASEAN 40 ETF

Global X China Consumer ETF

Global X China Energy ETF

Global X China Financials ETF

Global X China Industrials ETF

Global X China Technology ETF

Global X China Materials ETF

Global X Russell Emerging Markets Growth ETF

Global X Russell Emerging Markets Value ETF

Global X S&P/TSX Venture 30 Canada ETF (formerly Global X S&P/TSX

Venture Canada ETF)

Global X Oil Equities ETF

Global X Waste Management ETF

Semi Annual Report

April 30, 2011

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X Silver Miners ETF

Sector Weightings†:

†	Percentages based on total investments.

	Shares	Value
COMMON STOCK — 101.8%
ARGENTINA — 4.8%
Basic Materials — 4.8%
Silver Standard Resources *	860,014	$29,876,887

TOTAL ARGENTINA		29,876,887

CANADA — 49.2%
Basic Materials — 49.2%
Alexco Resource *	925,073	8,871,450
Aurcana *	5,353,543	4,980,040
Bear Creek Mining *	1,255,579	11,002,907
ECU Silver Mining *	5,130,191	4,175,737
Endeavour Silver *	1,340,935	15,407,343
Excellon Resources *	4,076,923	3,232,233
First Majestic Silver *	1,362,365	28,572,222
Fortuna Silver Mines *	2,050,590	11,228,389
Great Panther Silver *	1,992,930	7,015,282
Impact Silver *	656,541	1,561,540
MAG Silver *	747,244	9,011,763
Minco Silver *	472,464	3,106,476
Minefinders *	1,343,725	22,520,831
Orko Silver *	2,109,390	6,087,352
Pan American Silver	1,425,589	51,435,251
Scorpio Mining *	3,209,685	4,207,198
Silver Wheaton	1,839,417	74,717,118
Silvercorp Metals	2,189,589	29,756,514
Silvermex Resources *	3,528,283	3,244,827
US Silver *	4,769,345	3,226,618
Wildcat Silver *	1,284,048	3,786,992

TOTAL CANADA		307,148,083

MEXICO — 23.5%
Basic Materials — 23.5%
Fresnillo	2,604,681	71,380,787
Industrias Penoles	1,937,031	75,399,670

TOTAL MEXICO		146,780,457

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — continued
PERU — 4.3%
Basic Materials — 4.3%
Hochschild Mining	2,659,003	$27,087,372

RUSSIA — 4.3%
Basic Materials — 4.3%
Polymetal GDR *	1,414,128	27,066,410

UNITED STATES — 15.7%
Basic Materials — 15.7%
Coeur d’Alene Mines *	943,948	29,932,591
Golden Minerals *	195,267	3,905,340
Hecla Mining *	3,206,918	30,177,098
Mines Management *	401,680	1,168,889
Revett Minerals *	363,417	2,208,930
Tahoe Resources *	1,333,611	30,337,536

TOTAL UNITED STATES		97,730,384

TOTAL COMMON STOCK (Cost $508,993,282)		635,689,593

TOTAL INVESTMENTS — 101.8% (Cost $508,993,282)		$635,689,593

Percentages are based on Net Assets of $624,402,462.

*	Non-income producing security.

GDR — Global Depositary Receipt

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$635,689,593	$—	$—	$635,689,593

Total Investments in Securities	$635,689,593	$—	$—	$635,689,593

There have been no significant transfers between Level 1 and Level 2.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X Lithium ETF

Sector Weightings†:

†	Percentages based on total investments.

	Shares	Value
COMMON STOCK — 100.1%
AUSTRALIA — 5.1%
Basic Materials — 5.1%
Galaxy Resources *	3,682,125	$4,359,646
Orocobre *	1,109,955	2,956,927
Talison Lithium *	412,487	2,180,164

TOTAL AUSTRALIA		9,496,737

CANADA — 17.0%
Basic Materials — 16.1%
Avalon Rare Metals *	2,341,887	21,364,149
Canada Lithium *	3,970,331	3,021,816
Lithium Americas *	1,492,407	3,234,074
Lithium One *	1,366,014	2,599,181

		30,219,220

Industrials — 0.9%
Electrovaya *	795,464	1,774,238

TOTAL CANADA		31,993,458

CHILE — 22.1%
Basic Materials — 22.1%
Sociedad Quimica y Minera de Chile ADR	681,477	41,590,541

CHINA — 1.1%
Industrials — 1.1%
China BAK Battery *	1,352,582	2,123,554

FRANCE — 6.3%
Industrials — 6.3%
Saft Groupe	258,372	11,862,107

HONG KONG — 0.9%
Industrials — 0.9%
Coslight Technology International Group	3,426,887	1,694,491

JAPAN — 4.4%
Industrials — 0.0%
Panasonic	39	480

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X Lithium ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Industrials — 4.4%
GS Yuasa	1,214,051	$8,263,331

TOTAL JAPAN		8,263,811

UNITED STATES — 43.2%
Basic Materials — 27.6%
FMC	397,761	35,114,341
Rockwood Holdings *	293,647	16,661,531

		51,775,872

Industrials — 15.6%
A123 Systems *	1,060,758	6,406,978
Advanced Battery Technologies *	1,878,942	3,231,780
Ener1 *	1,877,663	4,750,488
Exide Technologies *	998,514	10,025,081
Ultralife *	363,761	1,600,549
Valence Technology *	2,406,015	3,272,180

		29,287,056

TOTAL UNITED STATES		81,062,928

TOTAL COMMON STOCK (Cost $168,868,341)		188,087,627

U.S. TREASURY OBLIGATION — 33.0%
United States Treasury Bills (A) 0.010%, 05/19/11 (Cost $61,999,690)	$62,000,000	61,999,504

TOTAL INVESTMENTS — 133.1% (Cost $230,868,031)		$250,087,131

Percentages are based on Net Assets of $187,938,325.

*	Non-income producing security.

(A)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$188,087,627	$—	$—	$188,087,627
U.S. Treasury Obligation	—	61,999,504	—	61,999,504

Total Investments in Securities	$188,087,627	$61,999,504	$—	$250,087,131

There have been no significant transfers between Level 1 and Level 2.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X Copper Miners ETF

Sector Weightings†:

†	Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.0%
AUSTRALIA — 11.6%
Basic Materials — 11.6%
Aditya Birla Minerals *	344,375	$679,569
Cudeco *	300,327	1,129,321
Equinox Minerals *	584,653	5,006,014
OZ Minerals	3,122,057	4,928,699
Straits Resources *	561,059	544,353

TOTAL AUSTRALIA		12,287,956

BERMUDA — 0.9%
Basic Materials — 0.9%
Katanga Mining *	425,747	909,100

CANADA — 42.4%
Basic Materials — 42.4%
Augusta Resource *	202,903	927,267
Capstone Mining *	458,804	1,833,276
Continental Minerals	115,421	317,225
Copper Mountain Mining *	209,186	1,603,170
Copper Mountain Mining *	12,300	93,929
Duluth Metals *	248,894	644,599
First Quantum Minerals	35,788	5,100,736
HudBay Minerals, Cl B	311,275	4,968,554
Imperial Metals *	79,124	1,835,075
Inmet Mining	69,615	4,886,296
Ivanhoe Mines *	190,408	5,003,922
Lundin Mining *	555,111	5,433,750
Mercator Minerals *	486,462	1,804,949
Northern Dynasty Minerals *	170,312	2,314,540
Polymet Mining *	302,173	610,389
Quadra FNX Mining *	315,008	5,171,326
Taseko Mines *	447,008	2,355,732

TOTAL CANADA		44,904,735

CHINA — 4.6%
Basic Materials — 4.6%
Jiangxi Copper, Cl H	1,447,534	4,911,539

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X Copper Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
MEXICO — 4.8%
Basic Materials — 4.8%
Grupo Mexico, Cl B	1,458,688	$5,051,898

POLAND — 4.7%
Basic Materials — 4.7%
KGHM Polska Miedz	67,716	4,988,659

SOUTH AFRICA — 2.5%
Basic Materials — 2.5%
Metorex *	1,836,930	2,054,030
Palabora Mining	28,578	639,982

TOTAL SOUTH AFRICA		2,694,012

SWITZERLAND — 5.1%
Basic Materials — 5.1%
Xstrata	211,644	5,377,694

UNITED KINGDOM — 12.9%
Basic Materials — 12.9%
Antofagasta	193,266	4,412,068
Kazakhmys	193,913	4,465,698
Vedanta Resources	123,267	4,786,169

TOTAL UNITED KINGDOM		13,663,935

UNITED STATES — 9.5%
Basic Materials — 9.5%
Freeport-McMoRan Copper & Gold	90,558	4,983,407
Southern Copper	134,381	5,033,912

TOTAL UNITED STATES		10,017,319

TOTAL COMMON STOCK (Cost $94,173,895)		104,806,847

TIME DEPOSIT — 0.1%
Brown Brothers, 0.029% (A) (Cost $119,342)	$119,342	119,342

TOTAL INVESTMENTS — 99.1% (Cost $94,293,237)		$104,926,189

Percentages are based on Net Assets of $105,879,152.

*	Non-income producing security.

(A)	The rate reported is the 7-day simple yield as of April 30, 2011.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X Copper Miners ETF

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$104,806,847	$—	$—	$104,806,847
Time Deposit	—	119,342	—	119,342

Total Investments in Securities	$104,806,847	$119,342	$—	$104,926,189

There have been no significant transfers between Level 1 and Level 2.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X Pure Gold Miners ETF

Sector Weightings†:

†	Percentages based on total investments.

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 9.3%
Basic Materials — 9.3%
Centamin Egypt *	53,200	$115,498
CGA Mining *	14,972	47,796
Medusa Mining	8,400	73,948
Perseus Mining *	21,200	68,098

TOTAL AUSTRALIA		305,340

CANADA — 38.9%
Basic Materials — 38.9%
Alamos Gold	6,128	102,867
Aurizon Mines *	8,128	55,418
Centerra Gold	8,268	153,823
China Gold International Resources *	17,516	87,580
Detour Gold *	3,372	113,992
Eldorado Gold	9,116	169,696
Kinross Gold	9,684	153,552
Kirkland Lake Gold *	2,988	44,473
Lake Shore Gold *	18,124	77,784
Osisko Mining *	10,312	150,974
Romarco Minerals *	25,528	48,573
SEMAFO *	14,432	122,657

TOTAL CANADA		1,281,389

CHINA — 4.0%
Basic Materials — 4.0%
Real Gold Mining	22,800	32,412
Zhaojin Mining Industry	21,200	98,139

TOTAL CHINA		130,551

JERSEY — 4.9%
Basic Materials — 4.9%
Randgold Resources ADR *	1,876	162,405

RUSSIA — 4.9%
Basic Materials — 4.9%
Polyus Gold ADR	4,444	159,984

SOUTH AFRICA — 16.4%
Basic Materials — 16.4%
AngloGold Ashanti ADR	3,164	161,301

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X Pure Gold Miners ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Gold Fields ADR	8,640	$154,138
Great Basin Gold *	23,028	61,100
Harmony Gold Mining ADR	10,460	162,862

TOTAL SOUTH AFRICA		539,401

TURKEY — 3.7%
Basic Materials — 3.7%
Koza Altin Isletmeleri *	7,800	122,348

UNITED KINGDOM — 5.4%
Basic Materials — 5.4%
African Barrick Gold	5,600	49,285
Petropavlovsk *	8,600	128,253

TOTAL UNITED KINGDOM		177,538

UNITED STATES — 12.5%
Basic Materials — 12.5%
Alacer Gold *	14,576	152,077
Allied Nevada Gold *	4,328	186,364
Gold Resource *	2,480	74,772

TOTAL UNITED STATES		413,213

TOTAL COMMON STOCK
(Cost $3,052,144)		3,292,169

TOTAL INVESTMENTS — 100.0%
(Cost $3,052,144)		$3,292,169

Percentages are based on Net Assets of $3,292,809.

*	Non-income producing security.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,292,169	$—	$—	$3,292,169

Total Investments in Securities	$3,292,169	$—	$—	$3,292,169

There have been no significant transfers between Level 1 and Level 2.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X Uranium ETF

Sector Weightings†:

†	Percentages based on total investments.

	Shares	Value
COMMON STOCK — 100.1%
AUSTRALIA — 27.5%
Basic Materials — 27.5%
Bannerman Resources *	5,091,136	$1,897,678
Berkeley Resources *	2,370,084	2,234,556
Deep Yellow *	10,490,467	2,185,131
Energy Resources of Australia	1,821,245	10,881,627
Extract Resources *	1,924,648	14,094,730
Greenland Minerals & Energy *	5,894,290	5,234,142
Mantra Resources *	1,445,708	10,682,415
Paladin Energy *	6,831,726	24,715,725
Toro Energy *	12,866,881	1,551,654

TOTAL AUSTRALIA		73,477,658

CANADA — 46.9%
Basic Materials — 46.9%
Cameco	1,849,536	54,606,280
Denison Mines *	4,862,380	11,307,861
Forsys Metals *	1,749,934	3,274,189
Hathor Exploration *	2,753,548	6,345,385
Laramide Resources *	1,428,524	1,766,779
Mega Uranium *	7,478,134	4,031,552
Uex *	4,103,727	4,251,218
Uranium One	9,569,242	39,854,983

TOTAL CANADA		125,438,247

SOUTH AFRICA — 3.0%
Basic Materials — 3.0%
First Uranium *	8,672,117	7,975,414

UNITED KINGDOM — 4.5%
Basic Materials — 4.5%
Kalahari Minerals *	3,173,563	12,057,208

UNITED STATES — 18.2%
Basic Materials — 18.2%
Uranerz Energy *	2,535,474	7,048,618
Uranium Energy *	2,957,542	10,292,246
Uranium Resources *	6,602,475	12,016,505
Ur-Energy *	2,592,845	4,174,480

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
USEC *	3,283,266	$15,037,358

TOTAL UNITED STATES		48,569,207

TOTAL COMMON STOCK (Cost $332,421,702)		267,517,734

TOTAL INVESTMENTS — 100.1% (Cost $332,421,702)		$267,517,734

Percentages are based on Net Assets of $267,168,699.

*	Non-income producing security.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$267,517,734	$—	$—	$267,517,734

Total Investments in Securities	$267,517,734	$—	$—	$267,517,734

There have been no significant transfers between Level 1 and Level 2.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X Aluminum ETF

Sector Weightings†:

†	Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA — 7.7%
Basic Materials — 7.7%
Alumina	171,500	$424,914

CHINA — 10.0%
Basic Materials — 10.0%
Aluminum Corp of China, Cl H	293,300	275,326
China Zhongwang Holdings	423,500	217,588
XinRen Aluminum Holdings *	156,100	58,670

TOTAL CHINA		551,584

GREECE — 5.8%
Basic Materials — 5.8%
Mytilineos Holdings	40,250	320,703

HONG KONG — 3.9%
Basic Materials — 3.9%
Minmetals Resources *	327,600	215,141

JAPAN — 14.1%
Basic Materials — 14.1%
Alconix	2,380	70,197
Daiki Aluminum Industry	22,750	63,958
Nippon Light Metal	124,600	251,965
Sky Aluminum	55,650	158,510
Sumitomo Light Metal Industries	203,700	231,078

TOTAL JAPAN		775,708

MALAYSIA — 2.7%
Basic Materials — 2.7%
Press Metal	172,200	148,879

NORWAY— 8.9%
Basic Materials — 8.9%
Norsk Hydro	55,300	490,379

RUSSIA — 4.7%
Basic Materials — 4.7%
United RUSAL *	170,100	260,213

SINGAPORE — 3.5%
Basic Materials — 3.5%
Midas Holdings	322,700	192,476

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X Aluminum ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 1.5%
Basic Materials — 1.5%
Daeho AL	11,340	$36,207
Dayou Smart Aluminum	24,500	45,307

TOTAL SOUTH KOREA		81,514

UNITED KINGDOM— 13.9%
Basic Materials — 13.9%
Rio Tinto	10,500	764,529

UNITED STATES — 23.0%
Basic Materials — 23.0%
Alcoa	34,125	580,125
Century Aluminum *	15,400	307,692
Kaiser Aluminum	4,620	231,508
Noranda Aluminum Holding *	8,400	142,716

TOTAL UNITED STATES		1,262,041

TOTAL COMMON STOCK (Cost $5,356,742)		5,488,081

TOTAL INVESTMENTS — 99.7% (Cost $5,356,742)		$5,488,081

Percentages are based on Net Assets of $5,501,647.

*	Non-income producing security.

Cl — Class

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,488,081	$—	$—	$5,488,081

Total Investments in Securities	$5,488,081	$—	$—	$5,488,081

There have been no significant transfers between Level 1 and Level 2

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X Gold Explorers ETF

Sector Weightings†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 100.1%
AUSTRALIA — 11.9%
Basic Materials — 11.9%
Ampella Mining *	286,990	$676,448
Gryphon Minerals *	501,415	865,778
Regis Resources *	592,745	1,559,582

TOTAL AUSTRALIA		3,101,808

CANADA — 79.5%
Basic Materials — 79.5%
Atac Resources *	123,463	912,269
Auryx Gold *	281,721	208,462
Canaco Resources *	203,906	967,799
Chesapeake Gold *	57,191	789,550
Continental Gold *	119,178	1,064,539
East Asia Minerals *	126,105	747,832
European Goldfields *	82,114	1,142,305
Exeter Resource *	145,463	759,606
Gabriel Resources *	168,036	1,282,473
Greystar Resources *	111,996	409,626
Guyana Goldfields *	130,685	1,291,654
International Tower Hill Mines *	122,878	1,188,513
Kaminak Gold, Cl A *	108,946	444,537
Keegan Resources *	83,637	778,019
Lydian International *	113,155	301,428
Novagold Resources *	92,587	1,189,743
Premier Gold Mines *	165,393	1,267,547
Rainy River Resources *	106,641	1,116,010
Rubicon Minerals *	256,072	1,329,084
Sabina Gold & Silver *	204,081	1,579,147
Seabridge Gold *	43,696	1,488,723
Volta Resources *	208,755	372,934

TOTAL CANADA		20,631,800

HONG KONG — 2.7%
Basic Materials — 2.7%
China Precious Metal Resources Holdings *	3,313,902	704,096

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 6.0%
Basic Materials — 6.0%
US Gold *	166,236	$1,562,618

TOTAL COMMON STOCK (Cost $24,342,871)		26,000,322

TOTAL INVESTMENTS — 100.1% (Cost $24,342,871)		$26,000,322

Percentages are based on Net Assets of $25,966,684.

*	Non-income producing security.

Cl — Class

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$26,000,322	$—	$—	$26,000,322

Total Investments in Securities	$26,000,322	$—	$—	$26,000,322

There have been no significant transfers between Level 1 and Level 2.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X Brazil Mid Cap ETF

Sector Weightings†:

†	Percentages based on total investments.

	Shares	Value
COMMON STOCK — 83.0%
BRAZIL — 83.0%
Basic Materials — 2.2%
Fibria Celulose ADR	44,235	$714,395

Consumer Goods — 10.9%
Cosan, Cl A	28,252	351,737
Cosan Industria e Comercio	24,120	368,930
Hypermarcas *	58,983	790,815
Hypermarcas - Unit (B)(C)*	59	76,257
JBS	135,223	457,334
Marfrig Alimentos	33,367	341,943
Natura Cosmeticos	43,615	1,224,159

		3,611,175

Consumer Services — 9.5%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	27,593	1,254,378
Gol Linhas Aereas Inteligentes ADR *	23,629	336,713
Lojas Renner	31,106	1,152,880
TAM ADR	17,865	373,021

		3,116,992

Financials — 13.1%
BR Malls Participacoes	81,554	861,683
Cyrela Brazil Realty Empreendimentos e Participacoes	71,790	760,800
MRV Engenharia e Participacoes	83,325	727,306
Multiplan Empreendimentos Imobiliarios	16,800	351,166
PDG Realty Empreendimentos e Participacoes	202,688	1,193,192
Porto Seguro	25,625	425,834

		4,319,981

Industrials — 17.3%
All America Latina Logistica	146,999	1,211,130
Cia de Concessoes Rodoviarias	40,268	1,250,535
Duratex	60,229	633,687
Embraer ADR	40,399	1,312,160
LLX Logistica *	116,521	336,304
Weg	76,970	956,620

		5,700,436

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X Brazil Mid Cap ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 5.4%
Telegraph Norte Leste Participacoes ADR	60,780	$1,036,299
Tim Participacoes ADR *	15,864	748,464

		1,784,763

Utilities — 24.6%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	13,971	817,583
Cia Energetica de Minas Gerais ADR	94,371	1,969,523
Cia Paranaense de Energia ADR	24,609	678,470
CPFL Energia ADR	21,265	1,880,677
EDP - Energias do Brasil	13,680	340,130
Tractebel Energia	50,280	890,208
Ultrapar Participacoes ADR	85,024	1,529,582

		8,106,173

TOTAL BRAZIL		27,353,915

TOTAL COMMON STOCK (Cost $23,921,027)		27,353,915

PREFERRED STOCK — 16.1%
BRAZIL — 16.1%
Basic Materials — 5.0%
Metalurgica Gerdau, Cl A	71,075	1,023,426
Suzano Papel e Celulose	63,430	624,219

		1,647,645

Consumer Services — 2.1%
Lojas Americanas	74,950	667,069

Financials — 5.9%
Banco do Estado do Rio Grande do Sul	39,475	469,283
Bradespar	57,146	1,480,419

		1,949,702

Telecommunications — 1.0%
Telemar Norte Leste	9,675	336,073

Utilities — 2.1%
Cia Energetica de Sao Paulo	35,717	688,455

TOTAL BRAZIL		5,288,944

TOTAL PREFERRED STOCK (Cost $4,806,807)		5,288,944

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X Brazil Mid Cap ETF

	Shares	Value
CORPORATE OBLIGATION — 0.2%
Marfrig Alimentos, Convertible 1.00%, 07/15/15(A)(B)(C)	12	$77,333

TOTAL CORPORATE OBLIGATION (Cost $70,659)		77,333

TOTAL INVESTMENTS — 99.3% (Cost $28,798,493)		$32,720,192

Percentages are based on Net Assets of $32,960,854.

*	Non-income producing security.

(A)	Floating rate security — Rate disclosed is the rate in effect on April 30, 2011.

(B)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of April 30, 2011 was $153,590 and represents 0.5% of net assets.

(C)	Securities considered illiquid. The total value of such securities as of April 30, 2011 was $153,590 and represented 0.5% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$27,277,658	$—	$76,257	$27,353,915
Preferred Stock	5,288,944	—	—	5,288,944
Corporate Obligation	—	—	77,333	77,333

Total Investments in Securities	$32,566,602	$—	$153,590	$32,720,192

	Investments in Common Stock	Investments in Corporate Obligation	Total
Beginning balance as of October 31, 2010	$—	$71,750	$71,750
Accrued discounts/premiums	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	—	5,583	5,583
Net purchases	76,257	—	76,257
Net sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Ending balance as of April 30, 2011	$76,257	$77,333	$153,590

There have been no significant transfers between Level 1 and Level 2.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global Brazil Financials ETF

Sector Weightings†:

†	Percentages based on total investments.

	Shares	Value
COMMON STOCK — 93.2%
BRAZIL — 93.2%
Financials — 93.2%
Banco Bradesco ADR	46,700	$944,741
Banco do Brasil	48,642	893,677
Banco Santander Brasil ADR	33,890	393,463
BM&F Bovespa	57,650	432,833
BR Malls Participacoes	45,116	476,687
BR Properties	19,147	226,404
Brasil Brokers Participacoes	33,921	183,730
Brookfield Incorporacoes	37,400	210,657
CETIP - Balcao Organizado de Ativos e Derivativos	37,675	619,374
Cielo	51,223	479,015
Cyrela Brazil Realty Empreendimentos e Participacoes	35,024	371,170
Even Construtora e Incorporadora	17,446	97,045
Iguatemi Empresa de Shopping Centers	7,296	189,102
Itau Unibanco Holding ADR	39,930	948,338
MRV Engenharia e Participacoes	44,237	386,125
Multiplan Empreendimentos Imobiliarios	12,870	269,018
PDG Realty Empreendimentos e Participacoes	73,587	433,195
Porto Seguro	20,006	332,458
Redecard	33,991	493,982
Rossi Residencial	31,134	289,568
Sul America	22,960	298,641
TOTAL BRAZIL		8,969,223

TOTAL COMMON STOCK (Cost $8,468,641)		8,969,223

PREFERRED STOCK — 6.0%
BRAZIL — 6.0%
Financials — 6.0%
Banco ABC Brasil	9,020	77,126
Banco do Estado do Rio Grande do Sul	32,165	382,381
Banco Industrial e Comercial	11,440	82,545
Banco Panamericano	9,130	32,504

TOTAL BRAZIL		574,556

TOTAL PREFERRED STOCK (Cost $543,864)		574,556

TOTAL INVESTMENTS — 99.2% (Cost $9,012,505)		$9,543,779

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X Brazil Financials ETF

Percentages are based on Net Assets of $9,626,073.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,969,223	$—	$—	$8,969,223
Preferred Stock	574,556	—	—	574,556

Total Investments in Securities	$9,543,779	$—	$—	$9,543,779

There have been no significant transfers between Level 1 and Level 2.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X Brazil Consumer ETF

Sector Weightings†:

†	Percentages based on total investments.

	Shares	Value
COMMON STOCK — 86.9%
BRAZIL — 86.9%
Consumer Goods — 51.3%
BRF - Brasil Foods ADR	102,760	$2,128,160
Cia Hering	89,335	1,933,793
Cosan, Cl A	90,404	1,125,530
Cosan Industria e Comercio	70,445	1,077,499
Gafisa ADR	108,390	1,339,700
Hypermarcas *	98,351	1,318,641
Hypermarcas - Unit (B)(C)*	84	108,570
JBS	407,446	1,378,012
M Dias Branco	14,966	386,281
Marfrig Alimentos	105,239	1,078,482
Natura Cosmeticos	57,954	1,626,618
Sao Martinho	22,078	339,661
SLC Agricola	37,128	466,873
Souza Cruz	155,125	1,765,250
Tereos Internacional *	524,612	1,103,920

		17,176,990

Consumer Services — 35.6%
Anhanguera Educacional Participacoes	68,441	1,528,501
B2W Cia Global Do Varejo	36,834	514,458
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	37,006	1,682,293
Drogasil	70,071	503,371
Gol Linhas Aereas Inteligentes ADR *	75,636	1,077,813
Localiza Rent a Car	88,713	1,525,548
Lojas Renner	44,901	1,664,163
Marisa Lojas	35,924	683,310
Multiplus	76,243	1,556,365
TAM ADR	57,178	1,193,877

		11,929,699

TOTAL BRAZIL		29,106,689

TOTAL COMMON STOCK (Cost $27,065,432)		29,106,689

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X Brazil Consumer ETF

	Shares	Value
PREFERRED STOCK — 12.3%
BRAZIL — 12.3%
Consumer Goods — 7.1%
Cia de Bebidas das Americas ADR	58,218	$1,896,742
Sao Paulo Alpargatas	68,422	495,874

		2,392,616

Consumer Services — 5.2%
Lojas Americanas	161,100	1,433,821
Saraiva Livreiros Editores	12,271	305,020

		1,738,841

TOTAL BRAZIL		4,131,457

TOTAL PREFERRED STOCK (Cost $3,643,202)		4,131,457

CORPORATE OBLIGATION — 0.1%
Marfrig Alimentos 1.00%, 07/15/15(A)(B)(C)	6	38,642

TOTAL CORPORATE OBLIGATION (Cost $35,153)		38,642

TOTAL INVESTMENTS — 99.3% (Cost $30,743,787)		$33,276,788

Percentages are based on Net Assets of $33,495,152.

*	Non-income producing security.

(A)	Floating rate security — Rate disclosed is the rate in effect on April 30, 2011.

(B)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of April 301, 2011 was $147,212 and represents 0.4% of net assets.

(C)	Securities considered illiquid. The total value of such securities as of April 30, 2011 was $147,212 and represented 0.4% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X Brazil Consumer ETF

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$28,998,119	$—	$108,570	$29,106,689
Preferred Stock	4,131,457	—	—	4,131,457
Corporate Obligation	—	—	38,642	38,642

Total Investments in Securities	$33,129,576	$—	$147,212	$33,276,788

	Investments in Common Stock	Investments in Corporate Obligations	Total
Beginning balance as of October 31, 2010	$—	$35,852	$35,852
Accrued discounts/premiums	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	—	2,790	2,790
Net purchases	108,570	—	108,570
Net sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Ending balance as of April 30, 2011	$108,570	$38,642	$147,212

There have been no significant transfers between Level 1 and Level 2.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X FTSE Colombia 20 ETF

Sector Weightings†:

†	Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.8%
COLOMBIA — 99.8%
Consumer Goods — 5.9%
Grupo Nacional de Chocolates	564,209	$7,296,384
Textiles Fabricato Tejicondor *	75,991,808	1,891,520

		9,187,904

Consumer Services — 5.0%
Almacenes Exito	505,606	7,779,874

Financials — 38.6%
BanColombia ADR	244,708	16,211,905
Bolsa de Valores de Colombia	224,647,121	5,159,627
Cia Colombiana de Inversiones	2,541,213	7,116,029
Financiera Colombiana	379,520	7,321,173
Grupo Aval Acciones y Valores	14,032,562	10,716,727
Grupo de Inversiones Suramericana	476,200	9,897,374
Helm Bank	6,644,802	1,420,906
Interbolsa	1,196,814	1,929,581

		59,773,322

Industrials — 11.2%
Cementos Argos	1,242,291	7,519,666
Inversiones Argos	747,488	7,805,979
Tableros y Maderas de Caldas	311,736,998	2,098,586

		17,424,231

Oil & Gas — 28.3%
Ecopetrol ADR	452,054	19,831,609
Pacific Rubiales Energy CAD	524,622	15,943,850
Pacific Rubiales Energy USD	15,000	456,111
Sociedad de Inversiones en Energia	964,679	7,618,328

		43,849,898

Telecommunications — 1.2%
Empresa de Telecomunicaciones de Bogota *	5,228,049	1,922,403

Utilities — 9.6%
Interconexion Electrica	1,056,863	7,497,348

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X FTSE Colombia 20 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Isagen	$5,498,796	$7,310,160

		14,807,508

TOTAL COLOMBIA		154,745,140

TOTAL COMMON STOCK (Cost $148,969,157)		154,745,140

TOTAL INVESTMENTS — 99.8% (Cost $148,969,157)		$154,745,140

Percentages are based on Net Assets of $155,083,105.

*	Non-income producing security.

ADR — American Depositary Receipt

CAD — Canadian Dollar

USD — U.S. Dollar

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$154,745,140	$—	$—	$154,745,140

Total Investments in Securities	$154,745,140	$—	$—	$154,745,140

There have been no significant transfers between Level 1 and Level 2.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X FTSE Nordic Region ETF

Sector Weightings†:

†	Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.5%
DENMARK— 18.1%
Consumer Goods — 2.3%
Carlsberg, Cl B	6,741	$800,747

Financials — 3.7%
Danske Bank	52,845	1,270,161

Health Care — 9.4%
Novo Nordisk ADR	25,549	3,254,687

Industrials — 2.7%
A P Moller - Maersk, Cl B	91	921,894

TOTAL DENMARK		6,247,489

FINLAND — 14.6%
Basic Materials — 1.7%
UPM-Kymmene	29,170	597,898

Financials — 3.0%
Sampo, Cl A	31,028	1,044,039

Industrials — 1.7%
Kone, Cl B	9,050	566,814

Technology — 5.7%
Nokia ADR	212,403	1,960,480

Utilities — 2.5%
Fortum	24,580	846,733

TOTAL FINLAND		5,015,964

NORWAY — 18.9%
Basic Materials — 3.5%
Norsk Hydro	56,803	503,707
Yara International	12,030	704,989

		1,208,696

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — 1.7%
Orkla	56,550	$573,178

Financials — 3.2%
DnB	68,999	1,122,395

Oil & Gas — 8.1%
Seadrill	18,422	653,086
Statoil ADR	72,341	2,120,315

		2,773,401

Telecommunications — 2.4%
Telenor	47,015	812,752

TOTAL NORWAY		6,490,422

SWEDEN — 47.9%
Consumer Goods — 1.5%
Svenska Cellulosa, Cl B	33,600	515,211

Consumer Services — 3.3%
Hennes & Mauritz, Cl B	32,412	1,145,879

Financials — 17.2%
Investor, Cl B	25,135	626,398
Nordea Bank	169,053	1,930,154
Skandinaviska Enskilda Banken, Cl A	120,266	1,157,055
Svenska Handelsbanken, Cl A	34,969	1,214,274
Swedbank, Cl A	52,762	1,001,246

		5,929,127

Industrials — 15.5%
Atlas Copco, Cl A	35,706	1,048,890
Sandvik	65,777	1,396,359
Scania, Cl B	22,687	589,809
SKF, Cl B	22,524	711,264
Volvo, Cl B	80,425	1,579,468

		5,325,790

Technology — 7.5%
Ericsson ADR	170,809	2,596,297

Telecommunications — 2.9%
TeliaSonera	120,208	982,127

TOTAL SWEDEN		16,494,431

TOTAL COMMON STOCK (Cost $28,370,414)		34,248,306

TOTAL INVESTMENTS — 99.5% (Cost $28,370,414)		$34,248,306

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X FTSE Nordic Region ETF

Percentages are based on Net Assets of $34,433,038.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$34,248,306	$—	$—	$34,248,306

Total Investments in Securities	$34,248,306	$—	$—	$34,248,306

There have been no significant transfers between Level 1 and Level 2.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X FTSE Norway 30 ETF

Sector Weightings†:

†	Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.1%
NORWAY — 99.1%
Basic Materials — 8.6%
Norsk Hydro	243,328	$2,157,739
Yara International	39,136	2,293,469

		4,451,208

Consumer Goods — 9.7%
Aker, Cl A	11,662	355,834
Austevoll Seafood	34,137	262,352
Cermaq	28,713	591,366
Marine Harvest	1,090,301	1,440,899
Orkla	231,669	2,348,146

		4,998,597

Consumer Services — 5.3%
Royal Caribbean Cruises *	43,813	1,738,717
Schibsted	33,200	998,444

		2,737,161

Financials — 22.2%
DnB	496,135	8,070,543
Gjensidige Forsikring	81,242	1,058,944
Norwegian Property	202,899	410,147
Storebrand	185,266	1,925,511

		11,465,145

Health Care — 1.0%
Algeta *	17,032	492,076

Industrials — 1.3%
Golden Ocean Group	139,256	170,624
Tomra Systems	58,790	504,510

		675,134

Oil & Gas — 44.9%
Aker Solutions	83,968	2,027,222
DNO International *	382,130	573,508

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X FTSE Norway 30 ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — continued
Fred Olsen Energy	10,957	$505,663
Frontline	23,336	515,334
Petroleum Geo-Services *	88,759	1,402,358
ProSafe	93,049	755,919
Renewable Energy *	202,866	716,480
Seadrill	69,358	2,458,837
Statoil	367,669	10,762,652
Subsea 7	88,159	2,320,062
TGS Nopec Geophysical	42,104	1,108,845

		23,146,880

Technology — 1.4%
Atea	39,963	442,018
Nordic Semiconductor	69,240	258,802

		700,820

Telecommunications — 4.7%
Telenor	138,973	2,402,438

TOTAL NORWAY		51,069,459

TOTAL COMMON STOCK (Cost $45,924,822)		51,069,459

TOTAL INVESTMENTS — 99.1% (Cost $45,924,822)		$51,069,459

Percentages are based on Net Assets of $51,559,079.

*	Non-income producing security.

Cl — Class

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$51,069,459	$—	$—	$51,069,459

Total Investments in Securities	$51,069,459	$—	$—	$51,069,459

There have been no significant transfers between Level 1 and Level 2.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X FTSE Argentina 20 ETF

Sector Weightings†:

†	Percentages based on total investments.

	Shares	Value
COMMON STOCK — 98.9%
ARGENTINA — 80.5%
Basic Materials — 21.6%
Tenaris ADR	16,300	$827,877

Consumer Goods — 4.5%
Cresud SACIF y A ADR	9,900	172,359

Consumer Services — 5.2%
MercadoLibre	2,170	198,338

Financials — 21.0%
Banco Macro ADR	8,799	325,475
BBVA Banco Frances ADR	14,750	153,547
Grupo Financiero Galicia ADR *	17,569	224,532
IRSA Inversiones y Representaciones ADR	7,900	100,093

		803,647

Oil & Gas — 11.7%
Petrobras Argentina ADR	7,879	179,720
Transportadora de Gas del Sur ADR *	10,600	56,180
YPF	4,801	211,292

		447,192

Telecommunications — 10.7%
Nortel Inversora	6,350	165,862
Telecom Argentina ADR	10,757	245,475

		411,337

Utilities — 5.8%
Empresa Distribuidora Y Comericalizadora Norte	3,000	31,260
Pampa Energia ADR *	11,959	190,465

		221,725

TOTAL ARGENTINA		3,082,475

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X FTSE Argentina 20 ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
CANADA — 9.5%
Basic Materials — 9.5%
Goldcorp	3,094	$172,738
Pan American Silver	600	21,648
Silver Standard Resources *	650	22,581
Yamana Gold	11,543	146,711

TOTAL CANADA		363,678

CHILE — 4.6%
Consumer Services — 4.6%
Cencosud	22,428	177,183

TOTAL CHILE		177,183

UNITED STATES — 4.3%
Oil & Gas — 4.3%
Apache	1,238	165,112

TOTAL COMMON STOCK (Cost $3,738,369)		3,788,448

U.S. TREASURY OBLIGATION — 13.1%
United States Treasury Bills (A) 0.010%, 05/19/11 (Cost $499,998)	$500,000	499,996

TOTAL INVESTMENTS — 112.0% (Cost $4,238,367)		$4,288,444

Percentages are based on Net Assets of $3,830,073.

*	Non-income producing security.

(A)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,788,448	$—	$—	$3,788,448
U.S. Treasury Obligation	—	499,996	—	499,996

Total Investments in Securities	$3,788,448	$499,996	$—	$4,288,444

There have been no significant transfers between Level 1 and Level 2.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X FTSE Andean 40 ETF

Sector Weightings†:

†	Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.8%
ARGENTINA — 3.3%
Consumer Services — 3.3%
Cencosud	31,700	$250,432

CHILE — 49.0%
Basic Materials — 12.3%
CAP	5,468	293,987
Empresas CMPC	5,367	297,943
Sociedad Quimica y Minera de Chile ADR	5,865	357,941

		949,871

Consumer Goods — 2.3%
Cia Cervecerias Unidas ADR	1,241	74,460
Cia Pesquera Camanchaca *	143,752	25,609
Embotelladora Andina ADR, Cl B	1,206	34,781
Viva Concha Y Tora	902	45,100

		179,950

Consumer Services — 8.6%
Empresas La Polar	11,500	64,538
Lan Airlines ADR	4,951	138,331
Ripley *	45,400	60,954
SACI Falabella	36,732	400,972

		664,795

Financials — 6.6%
Banco de Chile ADR	2,048	182,579
Banco de Credito e Inversiones	1,420	96,254
Banco Santander Chile ADR	1,768	161,931
Corpbanca ADR	2,888	66,857

		507,621

Industrials — 1.7%
Cia Sud Americana de Vapores	71,600	57,078
Salfacorp	18,500	71,512

		128,590

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 5.1%
Empresas COPEC	20,512	$397,976

Technology — 1.0%
Sonda *	26,700	76,834

Telecommunications — 1.1%
ENTEL Chile	4,350	87,926

Utilities — 10.3%
AES Gener	113,000	69,209
Colbun	336,300	101,358
Empresa Nacional de Electricidad ADR	6,322	356,434
Enersis ADR	12,725	271,806

		798,807

TOTAL CHILE		3,792,370

COLOMBIA — 29.8%
Consumer Services — 1.8%
Almacenes Exito	8,936	137,500

Financials — 10.6%
BanColombia ADR	6,440	426,650
Banco Davivienda	3,207	35,960
Financiera Colombiana	5,121	98,796
Grupo de Inversiones Suramericana	12,527	260,362

		821,768

Industrials — 3.8%
Cementos Argos	18,372	111,207
Inversiones Argos	17,197	179,587

		290,794

Oil & Gas — 11.1%
Ecopetrol ADR	11,897	521,921
Pacific Rubiales Energy CAD	10,985	333,847

		855,768

Utilities — 2.5%
Interconexion Electrica	17,808	126,329
Isagen	48,500	64,477

		190,806

TOTAL COLOMBIA		2,296,636

PERU — 11.1%
Basic Materials — 7.1%
Cia de Minas Buenaventura ADR	11,019	459,162
Volcan Cia Minera SAA *	76,833	84,282

		543,444

Financials — 4.0%
Credicorp	1,285	124,182
Credicorp Ltd	1,928	186,091

		310,273

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
TOTAL PERU		$853,717

UNITED STATES — 6.6%
Basic Materials — 6.6%
Southern Copper	13,629	510,542

TOTAL COMMON STOCK (Cost $7,307,664)		7,703,697

TOTAL INVESTMENTS — 99.8% (Cost $7,307,664)		$7,703,697

Percentages are based on Net Assets of $7,720,097.

*	Non-income producing security.

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

Ltd. — Limited

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$7,703,697	$—	$—	$7,703,697

Total Investments in Securities	$7,703,697	$—	$—	$7,703,697

There have been no significant transfers between Level 1 and Level 2.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X FTSE ASEAN 40 ETF

Sector Weightings†:

†	Percentages based on total investments.

	Shares	Value
COMMON STOCK — 100.0%
INDONESIA — 17.2%
Consumer Goods — 6.1%
Astra International	20,300	$133,113
Unilever Indonesia	10,200	18,225

		151,338

Financials — 7.4%
Bank Central Asia	82,200	71,036
Bank Mandiri	61,559	51,401
Bank Rakyat Indonesia Persero	82,000	61,766

		184,203

Telecommunications — 2.5%
Telekomunikasi Indonesia ADR	1,688	61,004

Utilities — 1.2%
Perusahaan Gas Negara	65,000	30,363

TOTAL INDONESIA		426,908

MALAYSIA — 29.5%
Basic Materials — 1.6%
Petronas Chemicals Group *	15,966	38,985

Consumer Goods — 2.4%
IOI	33,500	59,850

Consumer Services — 2.9%
Genting	18,600	72,867

Financials — 12.7%
CIMB Group Holdings	37,400	103,447
Malayan Banking	36,000	106,383
Public Bank	23,700	104,853

		314,683

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X FTSE ASEAN 40 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 4.5%
PLUS Expressways	13,400	$20,320
Sime Darby	30,200	91,997

		112,317

Oil & Gas — 0.8%
Petronas Gas	5,400	20,535

Telecommunications — 3.9%
Axiata Group *	42,500	70,331
Maxis	15,000	27,204

		97,535

Utilities — 0.7%
Tenaga Nasional	9,000	18,267

TOTAL MALAYSIA		735,039

PHILIPPINES — 0.6%
Telecommunications — 0.6%
Philippine Long Distance Telephone ADR	252	14,613

SINGAPORE — 41.2%
Consumer Goods — 3.0%
Wilmar International	17,100	73,631

Consumer Services — 5.9%
Genting Singapore *	40,700	72,162
Jardine Cycle & Carriage	952	28,687
Singapore Airlines	3,900	44,866

		145,715

Financials — 20.1%
CapitaLand	21,300	59,171
City Developments	4,500	43,533
DBS Group Holdings	11,600	141,979
Oversea-Chinese Banking	16,800	131,089
United Overseas Bank	7,800	125,040

		500,812

Industrials — 3.2%
Noble Group	30,200	55,026
Singapore Technologies Engineering	10,200	26,252

		81,278

Oil & Gas — 3.5%
Keppel	8,910	86,632

Telecommunications — 5.5%
Singapore Telecommunications	53,300	135,874

TOTAL SINGAPORE		1,023,942

THAILAND — 11.5%
Financials — 4.4%
Bangkok Bank	6,300	35,868

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X FTSE ASEAN 40 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Kasikornbank	7,800	$33,044
Siam Commercial Bank	10,500	40,790

		109,702

Industrials — 1.0%
Siam Cement	2,050	25,745

Oil & Gas — 5.1%
PTT	5,700	71,584
PTT Exploration & Production	8,900	55,141

		126,725

Telecommunications — 1.0%
Advanced Info Service	8,000	24,782

TOTAL THAILAND		286,954

TOTAL COMMON STOCK (Cost $2,329,467)		2,487,456

TOTAL INVESTMENTS — 100.0% (Cost $2,329,467)		$2,487,456

Percentages are based on Net Assets of $2,486,539.

*	Non-income producing security.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,487,456	$—	$—	$2,487,456

Total Investments in Securities	$2,487,456	$—	$—	$2,487,456

There have been no significant transfers between Level 1 and Level 2.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X China Consumer ETF

Sector Weightings†:

†	Percentages based on total investments.

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 86.1%
Consumer Goods — 39.8%
361 Degrees International	1,713,937	$1,138,814
Anta Sports Products	2,180,688	3,526,886
BaWang International Group Holding	2,885,633	806,323
China Huiyuan Juice Group	1,177,795	773,478
China Yurun Food Group	2,415,129	8,847,709
Dongfeng Motor Group, Cl H	5,735,947	8,951,915
Great Wall Motor, Cl H	2,960,710	5,306,930
Guangzhou Automobile Group, Cl H	6,342,494	7,162,553
Hengan International Group	1,155,574	9,017,343
Li Ning	1,903,966	3,260,761
Shenzhou International Group Holdings	847,122	983,922
Tingyi Cayman Islands Holding	3,538,587	9,386,535
Tsingtao Brewery, Cl H	817,725	4,343,496
Uni-President China Holdings	2,734,827	1,570,627
Want Want China Holdings	10,160,796	9,119,451
Zhongpin *	86,852	1,450,428

		75,647,171

Consumer Services — 40.1%
Air China, Cl H	5,948,184	6,020,259
Ajisen China Holdings	1,154,600	2,304,472
China Southern Airlines, Cl H *	5,047,136	2,638,634
Focus Media Holding ADR *	259,758	9,130,494
Golden Eagle Retail Group	1,765,961	4,627,578
GOME Electrical Appliances Holdings	25,676,865	9,224,746
Home Inns & Hotels Management ADR *	116,742	5,046,757
Intime Department Store Group	3,369,231	5,258,255
New Oriental Education & Technology Group ADR *	71,414	8,901,041
Parkson Retail Group	3,907,527	5,997,723
PCD Stores Group	11,978,325	3,208,246
Peak Sport Products	1,864,913	1,421,636
Wumart Stores, Cl H *	1,465,964	3,360,095
Youku.com ADR *	151,258	8,942,373

		76,082,309

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X China Consumer ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 6.2%
Shandong Weigao Group Medical Polymer, Cl H	1,991,038	$5,460,939
Sinopharm Group, Cl H	1,798,271	6,228,961

		11,689,900

TOTAL CHINA		163,419,380

HONG KONG — 13.9%
Consumer Goods — 11.1%
AviChina Industry & Technology, Cl H *	5,041,482	3,142,040
Bosideng International Holdings	7,313,443	2,316,676
China Agri-Industries Holdings	4,472,019	5,102,060
China Foods	2,060,677	1,440,847
China Resources Enterprise	2,257,953	9,100,546

		21,102,169

Consumer Services — 2.8%
China Dongxiang Group	7,628,118	2,661,919
China Travel International Investment Hong Kong	7,670,022	1,570,370
New World Department Store China	1,332,617	1,163,438

		5,395,727

TOTAL HONG KONG		26,497,896

TOTAL COMMON STOCK (Cost $191,687,324)		189,917,276

TOTAL INVESTMENTS — 100.0% (Cost $191,687,324)		$189,917,276

Percentages are based on Net Assets of $189,917,391.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$189,917,276	$—	$—	$189,917,276

Total Investments in Securities	$189,917,276	$—	$—	$189,917,276

There have been no significant transfers between Level 1 and Level 2.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X China Energy ETF

Sector Weightings†:

†	Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 68.5%
Energy — 61.2%
China Coal Energy, Cl H	373,971	$521,043
China Longyuan Power Group, Cl H	278,900	286,589
China Oilfield Services, Cl H	220,426	435,976
China Petroleum & Chemical, Cl H	1,032,470	1,039,662
China Shenhua Energy, Cl H	22,552	1,038,838
Hanwha SolarOne	10,509	71,776
JA Solar Holdings ADR *	24,046	165,196
JinkoSolar Holding ADR *	2,877	78,111
LDK Solar ADR *	20,751	239,674
PetroChina, Cl H	703,147	1,010,459
Renesola ADR *	12,364	113,502
Suntech Power Holdings ADR *	25,787	231,309
Tianneng Power International	79,008	41,712
Trina Solar ADR *	11,366	323,817
Trony Solar Holdings *	118,526	74,480
Yanzhou Coal Mining, Cl H	126,820	494,810
Yingli Green Energy Holding ADR *	21,245	266,200

		6,433,154

Utilities — 7.3%
Datang International Power Generation, Cl H	407,159	153,617
ENN Energy Holdings	97,396	333,604
Huadian Power International, Cl H	177,244	38,115
Huaneng Power International, Cl H	435,939	240,258

		765,594

TOTAL CHINA		7,198,748

HONG KONG — 31.3%
Energy — 21.5%
Beijing Enterprises Holdings	66,324	352,292
CNOOC	416,149	1,026,721
Fushan International Energy Group	552,095	387,453
Kunlun Energy	279,703	495,592

		2,262,058

Utilities — 9.8%
China Power International Development	207,702	47,874
China Resources Power Holdings	242,018	445,648

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X China Energy ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
GCL Poly Energy Holdings	747,942	$534,526

		1,028,048

TOTAL HONG KONG		3,290,106

TOTAL COMMON STOCK (Cost $9,456,385)		10,488,854

TOTAL INVESTMENTS — 99.8% (Cost $9,456,385)		$10,488,854

Percentages are based on Net Assets of $10,518,579.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$10,488,854	$—	$—	$10,488,854

Total Investments in Securities	$10,488,854	$—	$—	$10,488,854

There have been no significant transfers between Level 1 and Level 2.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X China Financials ETF

Sector Weightings†:

†	Percentages based on total investments.

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 88.3%
Financials — 88.3%
Agile Property Holdings	59,058	$95,972
Agricultural Bank of China, Cl H *	609,691	360,355
Bank of China, Cl H	1,383,423	764,224
Bank of Communications, Cl H	345,146	365,772
China Citic Bank, Cl H	500,984	358,680
China Construction Bank, Cl H	813,661	769,038
China Life Insurance, Cl H	212,124	753,889
China Merchants Bank, Cl H	139,399	359,003
China Minsheng Banking, Cl H	194,219	186,318
China Pacific Insurance Group, Cl H	69,298	299,379
Chongqing Rural Commercial Bank, Cl H *	105,621	73,307
CNinsure ADR	2,502	36,729
Country Garden Holdings	162,659	65,978
E-House China Holdings ADR	3,720	44,454
Evergrande Real Estate Group	228,509	162,718
Greentown China Holdings	28,256	28,307
Guangzhou R&F Properties	46,235	62,989
Industrial & Commercial Bank of China, Cl H	909,104	769,108
Kaisa Group Holdings *	190,216	77,155
Longfor Properties	69,434	110,366
PICC Property & Casualty, Cl H *	162,636	209,004
Ping An Insurance Group of China, Cl H	33,420	363,425
Renhe Commercial Holdings	542,162	92,852
Shimao Property Holdings	66,604	90,568
Shui On Land	119,984	53,148
Sino-Ocean Land Holdings	212,496	120,670
Soho China	93,001	80,356

TOTAL CHINA		6,753,764

HONG KONG — 11.7%
Financials — 11.7%
China Everbright	40,316	88,981
China Overseas Land & Investment	178,650	343,686
China Resources Land	86,472	149,207
China Taiping Insurance Holdings *	35,404	97,332
Franshion Properties China	160,058	49,877
Hopson Development Holdings	29,029	28,633
KWG Property Holding	55,217	39,888

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Poly Hong Kong Investments	80,623	$64,470
Shenzhen Investment	104,791	32,790

TOTAL HONG KONG		894,864

TOTAL COMMON STOCK (Cost $8,101,835)		7,648,628

TOTAL INVESTMENTS — 100.0% (Cost $8,101,835)		$7,648,628

Percentages are based on Net Assets of $7,647,564.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$7,648,628	$—	$—	$7,648,628

Total Investments in Securities	$7,648,628	$—	$—	$7,648,628

There have been no significant transfers between Level 1 and Level 2.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X China Industrials ETF

Sector Weightings†:

†	Percentages based on total investments.

	Shares	Value
COMMON STOCK — 101.6%
CHINA — 85.9%
Industrials — 85.9%
Anhui Conch Cement, Cl H	86,428	$407,882
Asia Cement China Holdings	68,573	55,717
BBMG, Cl H	185,421	305,139
Byd, Cl H	81,278	294,095
China Communications Construction, Cl H	427,657	394,841
China COSCO Holdings, Cl H	404,818	388,872
China National Building Material, Cl H	266,724	561,893
China National Materials	169,646	167,114
China Railway Construction, Cl H	299,295	264,382
China Railway Group, Cl H	606,490	324,882
China Rongsheng Heavy Industry Group	467,562	394,356
China Shanshui Cement Group	310,184	347,494
China Shipping Container Lines, Cl H *	556,438	222,120
China Shipping Development, Cl H	205,498	216,191
China South Locomotive and Rolling Stock	291,238	321,394
China Zhongwang Holdings	216,563	111,267
Dongfang Electric, Cl H	50,695	166,788
Duoyuan Global Water ADR (A)(B)*	3,967	15,392
First Tractor, Cl H	63,741	87,824
Guangshen Railway, Cl H	241,736	95,874
Haitian International Holdings	86,800	128,536
Harbin Electric *	3,145	58,874
Harbin Power Equipment, Cl H	107,746	103,918
Metallurgical Corp of China, Cl H *	442,269	187,366
Sany Heavy Equipment International Holdings	91,174	161,781
Shanghai Electric Group, Cl H	447,826	222,590
Sinotrans, Cl H	254,694	62,313
Sinotruk Hong Kong	109,567	90,860
Weichai Power, Cl H	58,587	399,839
Yangzijiang Shipbuilding Holdings	249,121	368,420
Zhuzhou CSR Times Electric, Cl H	72,204	285,900

		7,213,914

TOTAL CHINA		7,213,914

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X China Industrials ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG — 15.7%
Industrials — 15.7%
Beijing Capital International Airport, Cl H	235,196	$115,994
China High Speed Transmission Equipment Group	184,504	244,235
China Resources Cement Holdings	275,125	279,876
Citic Resources Holdings *	338,503	83,690
Shanghai Industrial Holdings	94,850	374,348
Shenzhen International Holdings	1,062,258	98,485
Sinotrans Shipping	214,507	66,844
Tianjin Development Holdings	68,712	51,672

TOTAL HONG KONG		1,315,144

TOTAL COMMON STOCK (Cost $8,649,197)		8,529,058

TOTAL INVESTMENTS — 101.6% (Cost $8,649,197)		$8,529,058

Percentages are based on Net Assets of $8,391,729.

*	Non-income producing security.

(A)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of April 30, 2011 was $15,392 and represents 0.2% of net assets.

(B)	Security is considered illiquid. The total value of such security as of April 30, 2011 was $15,392 and represented 0.2% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,513,666	$—	$15,392	$8,529,058

Total Investments in Securities	$8,513,666	$—	$15,392	$8,529,058

Investments in Common Stock
Beginning balance as of October 31, 2010	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases	—
Net sales	—
Transfers into Level 3	15,392
Transfers out of Level 3	—

Ending balance as of April 30, 2011	$15,392

There have been no significant transfers between Level 1 and Level 2.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X China Industrials ETF

For the period ended April 30, 2011, transfers between Level 1 and Level 3 assets and liabilities totaled $15,392.

The Level 3 investment presented above was considered a Level 1 investment at the beginning of the reporting period. The reason for the classification change was a temporary trading suspension of the investment’s shares, which necessitated a fair value determination by the Fair Value Committee at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X China Technology ETF

Sector Weightings†:

†	Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.5%
CHINA — 87.2%
Technology — 82.7%
AAC Acoustic Technologies Holdings	83,193	$217,466
Alibaba.com	151,719	269,214
AsiaInfo Holdings *	5,944	112,341
Baidu ADR *	1,825	271,049
BYD Electronic International	109,900	58,871
Camelot Information Systems ADR *	5,699	109,991
China Communications Services, Cl H	242,625	148,089
Ctrip.com International ADR *	5,715	278,435
Foxconn International Holdings *	266,309	157,058
Giant Interactive Group ADR	28,742	254,367
Kingdee International Software Group	202,562	129,896
Kingsoft	70,700	46,066
Lenovo Group	468,766	272,837
Netease.com ADR *	5,578	274,884
Perfect World ADR *	5,295	144,077
Qihoo 360 Technology	4,574	130,359
Semiconductor Manufacturing International *	2,212,416	199,422
Shanda Interactive Entertainment ADR *	5,658	273,734
Sina *	2,136	287,826
Sohu.com *	2,597	274,658
Spreadtrum Communications ADR *	6,127	131,118
Tencent Holdings	9,800	278,886
Travelsky Technology, Cl H	76,249	76,977
VanceInfo Technologies ADR *	5,614	180,546
ZTE, Cl H	74,905	269,587

		4,847,754

Telecommunications — 4.5%
China Telecom, Cl H	456,776	263,505

TOTAL CHINA		5,111,259

HONG KONG — 12.3%
Technology — 2.8%
Longtop Financial Technologies ADR *	7,244	163,424

Telecommunications — 9.5%
China Mobile	29,941	275,279
China Unicom Hong Kong	139,471	283,759

		559,038

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X China Technology ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Telecommunications — continued
TOTAL HONG KONG		$722,462

TOTAL COMMON STOCK (Cost $4,995,142)		5,833,721

TIME DEPOSIT — 0.1%
Brown Brothers, 0.029%(A) (Cost $5,376)	$5,376	5,376

TOTAL INVESTMENTS — 99.6% (Cost $5,000,518)		$5,839,097

Percentages are based on Net Assets of $5,860,754.

*	Non-income producing security.

(A)	The rate reported is the 7-day simple yield as of April 30, 2011.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,833,721	$—	$—	$5,833,721
Time Deposit	—	5,376	—	5,376

Total Investments in Securities	$5,833,721	$5,376	$—	$5,839,097

There have been no significant transfers between Level 1 and Level 2.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X China Materials ETF

Sector Weightings†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 78.9%
Basic Materials — 78.9%
Aluminum Corp of China, Cl H	334,560	$314,058
Angang Steel, Cl H	230,725	296,209
China Agritech (A)(B)*	4,840	24,975
China BlueChemical	359,905	292,896
China Green Agriculture *	5,209	36,671
China Hongqiao Group *	307,044	306,415
China Molybdenum, Cl H	335,777	300,932
China Rare Earth Holdings	366,506	158,101
China Vanadium Titano — Magnetite Mining	298,620	140,352
Chongqing Iron & Steel, Cl H	183,170	48,352
Dongyue Group	295,182	311,302
General Steel Holdings *	13,028	29,443
Gulf Resources *	4,734	14,817
Hidili Industry International Development	303,938	307,230
Hunan Non-Ferrous Metal, Cl H	555,754	241,884
Jiangxi Copper, Cl H	90,552	307,247
Lingbao Gold, Cl H	96,598	78,986
Maanshan Iron & Steel, Cl H	577,926	304,371
Real Gold Mining	146,164	207,787
ShengdaTech (A)(B)*	12,544	33,367
Sinopec Shanghai Petrochemical, Cl H	626,078	303,127
Sinopec Yizheng Chemical Fibre, Cl H *	476,197	203,579
Xinjiang Xinxin Mining Industry, Cl H	233,494	141,012
Yongye International *	13,259	69,477
Zhaojin Mining Industry	63,351	293,265
Zijin Mining Group, Cl H	378,607	297,878

TOTAL CHINA		5,063,733

HONG KONG — 21.0%
Basic Materials — 21.0%
China Lumena New Materials	272,800	141,566
Citic Pacific	103,627	309,577
Fufeng Group	246,002	181,194
Shougang Concord International Enterprises	1,192,926	158,219
Sinofert Holdings	602,260	251,268
Yingde Gases *	332,745	303,356

		1,345,180

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X China Materials ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
TOTAL HONG KONG		$1,345,180

TOTAL COMMON STOCK (Cost $6,598,917)		6,408,913

TOTAL INVESTMENTS — 99.9% (Cost $6,598,917)		$6,408,913

Percentages are based on Net Assets of $6,414,642.

*	Non-income producing security.

(A)

Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of April 30, 2011 was $58,342 and represents 0.9% of net assets.

(B)	Securities considered illiquid. The total value of such security as of April 30, 2011 was $58,3422 and represented 0.9% of Net Assets.

Cl — Class

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,350,571	$—	$58,342	$6,408,913

Total Investments in Securities	$6,350,571	$—	$58,342	$6,408,913

Investments in Common Stock
Beginning balance as of October 31, 2010	$1,048,393
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases	—
Net sales	—
Transfers into Level 3	58,342
Transfers out of Level 3	(1,048,393)

Ending balance as of April 30, 2011	$58,342

There have been no significant transfers between Level 1 and Level 2.

For the period ended April 30, 2011, transfers between Level 1 and Level 3 assets and liabilities totaled $990,052.

The Level 3 investments at the end of the reporting period were considered Level 1 investments at the beginning of the reporting period. The reason for the classification change was a temporary suspension of the investments’ shares, which necessitated a fair value determination by the Fair Value Committee at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2011 (Unaudited)
Global X Russell Emerging Markets Growth ETF

Sector Weightings†:

†	Percentages based on total investments.

	Shares	Value
COMMON STOCK — 93.5%
BRAZIL — 14.0%
Basic Materials — 3.8%
Cia Siderurgica Nacional ADR	1,110	$17,682
Gerdau ADR	870	10,510
Vale ADR, Cl B	2,158	72,077

		100,269

Consumer Goods — 0.2%
Cia de Bebidas das Americas ADR	228	5,996

Financials — 7.5%
Banco Bradesco ADR	4,032	81,567
Banco do Brasil	1,020	18,740
Cielo	860	8,042
Itau Unibanco Holding ADR	3,302	78,423
Itausa — Investimentos Itau	1,440	11,489

		198,261

Oil & Gas — 2.5%
OGX Petroleo e Gas Participacoes *	1,820	19,230
Petroleo Brasileiro ADR	1,206	45,020

		64,250

TOTAL BRAZIL		368,776

CHILE — 1.2%
Consumer Services — 0.4%
SACI Falabella	900	9,824

Oil & Gas — 0.5%
Empresas COPEC	626	12,146

Utilities — 0.3%
Empresa Nacional de Electricidad ADR	162	9,134

TOTAL CHILE		31,104

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2011 (Unaudited)
Global X Russell Emerging Markets Growth ETF

	Shares	Value
COMMON STOCK — continued
CHINA — 17.8%
Basic Materials — 1.5%
Aluminum Corp of China ADR	30	$706
China Shenhua Energy, Cl H	4,800	22,406
Yanzhou Coal Mining ADR	302	11,790
Zijin Mining Group, Cl H	6,000	4,721

		39,623

Consumer Goods — 0.3%
Tingyi Cayman Islands Holding	2,800	7,427

Consumer Services — 0.1%
Air China, Cl H	3,200	3,239

Energy — 0.3%
China Coal Energy, Cl H	6,000	8,360

Financials — 12.3%
Agricultural Bank of China, Cl H *	24,000	14,185
Bank of China, Cl H	89,000	49,165
Bank of Communications, Cl H	9,000	9,538
China Citic Bank, Cl H	10,000	7,159
China Construction Bank, Cl H	94,000	88,845
China Life Insurance ADR	738	39,623
China Merchants Bank, Cl H	5,800	14,937
China Pacific Insurance Group, Cl H	1,460	6,307
Industrial & Commercial Bank of China, Cl H	82,000	69,373
Ping An Insurance Group of China, Cl H	2,200	23,924

		323,056

Industrials — 0.5%
Byd, Cl H	840	3,039
China Communications Construction, Cl H	6,000	5,540
China Railway Construction, Cl H	3,000	2,650
China Railway Group, Cl H	6,000	3,214

		14,443

Oil & Gas — 0.2%
China Petroleum & Chemical ADR	38	3,829

Technology — 2.6%
Baidu ADR *	254	37,724
Tencent Holdings	1,100	31,304

		69,028

TOTAL CHINA		469,005

COLOMBIA — 0.5%
Oil & Gas — 0.5%
Ecopetrol ADR	306	13,424

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2011 (Unaudited)
Global X Russell Emerging Markets Growth ETF

	Shares	Value
COMMON STOCK — continued
CZECH REPUBLIC — 0.2%
Utilities — 0.2%
CEZ	100	$5,741

HONG KONG — 3.3%
Financials — 0.6%
China Overseas Land & Investment	5,600	10,773
China Resources Land	3,000	5,177

		15,950

Oil & Gas — 2.1%
CNOOC ADR	222	55,378

Telecommunications — 0.6%
China Mobile ADR	326	15,025

TOTAL HONG KONG		86,353

INDIA — 11.6%
Basic Materials — 1.8%
Sterlite Industries India ADR	2,956	48,331

Financials — 3.4%
HDFC Bank ADR	248	42,681
ICICI Bank ADR	408	20,563
State Bank of India GDR	186	25,482

		88,726

Industrials — 0.6%
Larsen & Toubro GDR	410	14,795

Oil & Gas — 2.8%
Reliance Industries GDR (A)	1,694	74,519

Technology — 3.0%
Infosys Technologies ADR	1,110	72,350
Wipro ADR	512	7,050

		79,400

TOTAL INDIA		305,771

INDONESIA — 2.0%
Consumer Goods — 0.9%
Astra International	3,000	19,672
Unilever Indonesia	1,720	3,073

		22,745

Financials — 0.6%
Bank Central Asia	18,800	16,247

Telecommunications — 0.5%
Telekomunikasi Indonesia ADR	348	12,577

TOTAL INDONESIA		51,569

MALAYSIA — 1.9%
Financials — 1.4%
CIMB Group Holdings	5,200	14,383

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2011 (Unaudited)
Global X Russell Emerging Markets Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Malayan Banking	3,600	$10,638
Public Bank	2,600	11,486

		36,507

Industrials — 0.3%
Sime Darby	2,600	7,920

Telecommunications — 0.2%
Maxis	2,800	5,078

TOTAL MALAYSIA		49,505

MEXICO — 5.8%
Basic Materials — 0.7%
Grupo Mexico, Cl B	5,400	18,702

Consumer Goods — 1.0%
Fomento Economico Mexicano ADR	318	20,002
Grupo Modelo	920	5,754

		25,756

Consumer Services — 1.2%
Grupo Elektra	100	4,561
Wal-Mart de Mexico	8,200	25,649

		30,210

Telecommunications — 2.9%
America Movil ADR, Ser L	1,250	71,500
Telefonos de Mexico ADR	308	5,766

		77,266

TOTAL MEXICO		151,934

MOROCCO — 0.1%
Telecommunications — 0.1%
Maroc Telecom	204	4,045

POLAND — 0.9%
Financials — 0.9%
Bank Pekao	130	8,533
Powszechna Kasa Oszczednosci Bank Polski	898	15,480

TOTAL POLAND		24,013

RUSSIA — 4.1%
Basic Materials — 2.0%
MMC Norilsk Nickel ADR	1,668	46,037
Novolipetsk Steel GDR	186	7,098

		53,135

Financials — 1.6%
VTB Bank GDR	6,532	42,262

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2011 (Unaudited)
Global X Russell Emerging Markets Growth ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 0.5%
Mobile Telesystems ADR	560	$11,844

TOTAL RUSSIA		107,241

SOUTH AFRICA — 10.2%
Basic Materials — 2.6%
Anglo Platinum	102	10,364
AngloGold Ashanti ADR	562	28,651
Impala Platinum Holdings	672	20,990
Kumba Iron Ore	116	8,483

		68,488

Consumer Services — 1.4%
Naspers, Cl N	608	36,586

Financials — 1.7%
ABSA Group	472	9,775
FirstRand	5,022	15,806
Standard Bank Group	1,194	18,741

		44,322

Oil & Gas — 2.0%
Sasol ADR	926	53,541

Telecommunications — 2.5%
MTN Group	2,730	60,716
Vodacom Group	340	4,160

		64,876

TOTAL SOUTH AFRICA		267,813

SOUTH KOREA — 7.3%
Basic Materials — 1.3%
LG Chemical	66	32,753
POSCO ADR	20	2,206

		34,959

Consumer Goods — 1.3%
Hyundai Mobis	60	20,168
LG Electronics	138	13,309

		33,477

Financials — 0.4%
KB Financial Group ADR	90	4,796
Shinhan Financial Group ADR	50	4,851

		9,647

Technology — 4.3%
Hynix Semiconductor	720	22,787
Samsung Electronics	108	90,303

		113,090

TOTAL SOUTH KOREA		191,173

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2011 (Unaudited)
Global X Russell Emerging Markets Growth ETF

	Shares	Value
COMMON STOCK — continued
TAIWAN — 10.3%
Basic Materials — 1.4%
China Steel	15,400	$19,015
Nan Ya Plastics	6,000	18,375

		37,390

Financials — 0.6%
Cathay Financial Holding	9,600	16,006

Industrials — 1.8%
Hon Hai Precision Industry	12,200	46,170

Oil & Gas — 0.4%
Formosa Petrochemical	3,000	10,516

Technology — 6.1%
HTC	1,000	45,343
MediaTek	1,600	17,663
Taiwan Semiconductor Manufacturing ADR	7,122	96,147

		159,153

TOTAL TAIWAN		269,235

THAILAND — 0.9%
Oil & Gas — 0.9%
PTT	1,080	13,563
PTT Exploration & Production	1,720	10,657

TOTAL THAILAND		24,220

TURKEY — 1.4%
Financials — 1.3%
Akbank	2,034	10,568
Turkiye Garanti Bankasi	3,092	16,024
Turkiye Is Bankasi, Cl C	2,078	7,353

		33,945

Telecommunications — 0.1%
Turkcell Iletisim Hizmet ADR	114	1,687

TOTAL TURKEY		35,632

TOTAL COMMON STOCK (Cost $2,348,662)		2,456,554

PREFERRED STOCK — 6.5%
BRAZIL — 6.5%
Basic Materials — 3.4%
Vale ADR, Cl B	2,978	89,042

Consumer Goods — 1.3%
Cia de Bebidas das Americas ADR	1,078	35,121

Financials — 1.1%
Itausa — Investimentos Itau	3,600	27,601

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2011 (Unaudited)
Global X Russell Emerging Markets Growth ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued
Technology — 0.7%
Samsung Electronics	30	$17,697

TOTAL BRAZIL		169,461

TOTAL PREFERRED STOCK (Cost $169,277)		169,461

TIME DEPOSIT — 0.0%
Brown Brothers, 0.029% (B) (Cost $440)	$440	440

TOTAL INVESTMENTS — 100.0% (Cost $2,518,379)		$2,626,455

Percentages are based on Net Assets of $2,626,346.

*	Non-income producing security.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	The rate reported is the 7-day simple yield as of April 30, 2011.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

Ser — Series

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,456,554	$—	$—	$2,456,554
Preferred Stock	169,461	—	—	169,461
Time Deposit	—	440	—	440

Total Investments in Securities	$2,626,015	$440	$—	$2,626,455

There have been no significant transfers between Level 1 and Level 2.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2011 (Unaudited)
Global X Russell Emerging Markets Value ETF

Sector Weightings†:

†	Percentages based on total investments.

	Shares	Value
COMMON STOCK — 89.4%
BRAZIL — 8.3%
Basic Materials — 0.5%
Gerdau ADR	514	$6,209
Usinas Siderurgicas de Minas Gerais	520	8,446

		14,655

Financials — 2.7%
Banco Santander Brasil ADR	2,400	27,864
BM&F Bovespa	5,800	43,546

		71,410

Oil & Gas — 3.3%
Petroleo Brasileiro ADR	2,342	87,427

Telecommunications — 0.8%
Vivo Participacoes	40	1,567
Vivo Participacoes ADR	484	20,236

		21,803

Utilities — 1.0%
Centrais Eletricas Brasileiras ADR	968	14,346
Centrais Eletricas Brasileiras ADR, Cl B	718	13,455

		27,801

TOTAL BRAZIL		223,096

CHILE — 0.7%
Utilities — 0.7%
Enersis ADR	884	18,882

CHINA — 8.8%
Basic Materials — 0.6%
Aluminum Corp of China ADR	480	11,304
China Shenhua Energy, Cl H	1,000	4,668

		15,972

Financials — 0.6%
Agricultural Bank of China, Cl H *	13,200	7,802

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2011 (Unaudited)
Global X Russell Emerging Markets Value ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
China Minsheng Banking, Cl H	9,000	$8,634

		16,436

Industrials — 0.5%
China COSCO Holdings, Cl H	9,000	8,645
Shanghai Electric Group, Cl H	9,600	4,772

		13,417

Oil & Gas — 5.8%
China Petroleum & Chemical ADR	486	48,974
PetroChina ADR	736	107,147

		156,121

Telecommunications — 1.1%
China Telecom ADR	486	28,358

Utilities — 0.2%
Huaneng Power International ADR	260	5,769

TOTAL CHINA		236,073

CZECH REPUBLIC — 0.7%
Utilities — 0.7%
CEZ	340	19,520

HONG KONG — 6.4%
Oil & Gas — 0.4%
CNOOC ADR	42	10,477

Telecommunications — 6.0%
China Mobile ADR	2,794	128,776
China Unicom Hong Kong ADR	1,644	33,636

		162,412

TOTAL HONG KONG		172,889

INDIA — 0.7%
Basic Materials — 0.6%
Tata Steel GDR	1,106	15,506

Telecommunications — 0.1%
Tata Communications ADR	384	4,167

TOTAL INDIA		19,673

MEXICO — 0.4%
Telecommunications — 0.4%
America Movil ADR, Ser L	192	10,983
Telefonos de Mexico ADR	50	936

TOTAL MEXICO		11,919

POLAND — 0.3%
Utilities — 0.3%
PGE Polska Grupa Energetyczna	966	8,727

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2011 (Unaudited)
Global X Russell Emerging Markets Value ETF

	Shares	Value
COMMON STOCK — continued
RUSSIA — 28.1%
Basic Materials — 0.2%
United RUSAL *	2,800	$4,283

Financials — 0.7%
VTB Bank GDR	3,056	19,772

Oil & Gas — 26.4%
Gazprom Neft JSC ADR	888	22,422
Gazprom OAO ADR	19,468	328,231
Lukoil OAO ADR	864	60,221
NovaTek OAO GDR	508	71,374
Rosneft Oil GDR	6,088	54,335
Surgutneftegas ADR	13,504	142,197
Tatneft ADR	724	32,645

		711,425

Telecommunications — 0.1%
Mobile Telesystems ADR	88	1,861

Utilities — 0.7%
Federal Hydrogenerating JSC ADR *	3,936	20,448

TOTAL RUSSIA		757,789

SOUTH AFRICA — 1.3%
Basic Materials — 0.3%
Impala Platinum Holdings	242	7,559

Financials — 0.9%
Standard Bank Group	1,506	23,638

Telecommunications — 0.1%
Vodacom Group	282	3,449

TOTAL SOUTH AFRICA		34,646

SOUTH KOREA — 24.7%
Basic Materials — 3.6%
POSCO ADR	878	96,844

Consumer Goods — 5.9%
Hyundai Mobis	110	36,976
Hyundai Motor	528	121,865

		158,841

Financials — 5.0%
KB Financial Group ADR	884	47,108
Samsung Life Insurance	314	28,548
Shinhan Financial Group ADR	622	60,347

		136,003

Industrials — 2.3%
Hyundai Heavy Industries	126	63,118

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2011 (Unaudited)
Global X Russell Emerging Markets Value ETF

	Shares	Value
COMMON STOCK — continued
Technology — 6.3%
LG Display ADR	1,556	$27,728
Samsung Electronics GDR	340	141,270

		168,998

Telecommunications — 0.8%
SK Telecom ADR	1,136	21,561

Utilities — 0.8%
Korea Electric Power ADR	1,742	21,078

TOTAL SOUTH KOREA		666,443

TAIWAN — 8.3%
Basic Materials — 6.3%
Formosa Chemicals & Fibre	18,000	72,515
Formosa Plastics	17,800	72,640
Nan Ya Plastics	7,800	23,887

		169,042

Technology — 0.4%
HTC	220	9,975

Telecommunications — 1.6%
Chunghwa Telecom ADR	1,340	42,277

TOTAL TAIWAN		221,294

THAILAND — 0.2%
Oil & Gas — 0.2%
PTT	380	4,772

TURKEY — 0.5%
Telecommunications — 0.5%
Turkcell Iletisim Hizmet ADR	832	12,314

TOTAL COMMON STOCK (Cost $2,216,872)		2,408,037

PREFERRED STOCK — 11.0%
BRAZIL — 10.4%
Basic Materials — 0.5%
Usinas Siderurgicas de Minas Gerais	1,320	13,510

Oil & Gas — 9.9%
Petroleo Brasileiro ADR, Cl A	7,956	265,492

TOTAL BRAZIL		279,002

SOUTH KOREA — 0.6%
Basic Materials — 0.1%
LG Chemical	22	3,791

Consumer Goods — 0.5%
Hyundai Motor	186	14,689

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2011 (Unaudited)
Global X Russell Emerging Markets Value ETF

	Shares	Value
PREFERRED STOCK — continued
Consumer Goods — continued
TOTAL SOUTH KOREA		$18,480

TOTAL PREFERRED STOCK (Cost $294,367)		297,482

TOTAL INVESTMENTS — 100.4% (Cost $2,511,239)		$2,705,519

Percentages are based on Net Assets of $2,694,083.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

Ser — Series

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,408,037	$—	$—	$2,408,037
Preferred Stock	297,482	—	—	297,482

Total Investments in Securities	$2,705,519	$—	$—	$2,705,519

There have been no significant transfers between Level 1 and Level 2.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2011 (Unaudited)
Global X S&P/TSX Venture 30 Canada ETF

Sector Weightings†:

†	Percentages based on total investments.

	Shares	Value
COMMON STOCK — 100.1%
CANADA — 100.1%
Basic Materials — 62.0%
Atac Resources *	50,145	$370,522
Bear Creek Mining *	25,785	225,959
Canaco Resources *	51,265	243,319
Clifton Star Resources *	15,605	65,488
East Asia Minerals *	19,680	116,707
Great Western Minerals Group *	70,195	59,362
Hathor Exploration *	26,700	61,529
Kaminak Gold, Cl A *	30,385	123,981
Orko Silver *	27,320	78,841
Quest Rare Minerals *	29,350	252,857
Rainy River Resources *	26,480	277,116
Rare Element Resources *	22,955	330,494
Timmins Gold *	48,920	124,110
Trelawney Mining and Exploration *	19,195	92,120
Victoria Gold *	77,630	68,111
Western Potash *	43,315	59,524

		2,550,040

Oil & Gas — 38.1%
Africa Oil *	31,460	62,188
Alange Energy *	753,100	230,866
Arcan Resources *	25,590	119,023
Canacol Energy *	214,895	290,767
Ithaca Energy *	90,595	228,882
Painted Pony Petroleum, Cl A *	12,340	129,922
Pan Orient Energy *	14,565	93,918
Petrodorado Energy *	95,270	39,276
Renegade Petroleum *	15,240	61,862
Shamaran Petroleum, Cl Common Subscription Receipt *	3,110	2,827
Sterling Resources *	27,480	114,161
Surge Energy, Cl Common Subscription Receipt *	6,140	56,987
TAG Oil *	11,085	68,197
Wild Stream Exploration *	5,585	68,189

		1,567,065

TOTAL CANADA		4,117,105

TOTAL COMMON STOCK (Cost $3,990,214)		4,117,105

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2011 (Unaudited)
Global X S&P/TSX Venture 30 Canada ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 17.0%
United States Treasury Bills (A) 0.010%, 05/19/11 (Cost $699,997)	$700,000	$699,994

TOTAL INVESTMENTS — 117.1% (Cost $4,690,211)		$4,817,099

Percentages are based on Net Assets of $4,114,111.

*	Non-income producing security.

(A)	The rate reported is the effective yield at time of purchase.

Cl — Class

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,117,105	$—	$—	$4,117,105
U.S. Treasury Obligation	—	699,994	—	699,994

Total Investments in Securities	$4,117,105	$699,994	$—	$4,817,099

There have been no significant transfers between Level 1 and Level 2.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X Oil Equities ETF

Sector Weightings†:

†	Percentages based on total investments.

	Shares	Value
COMMON STOCK — 100.0%
CANADA — 19.2%
Oil & Gas — 19.2%
Canadian Natural Resources	3,125	$147,034
Cenovus Energy	4,040	155,365
Crescent Point Energy	3,225	146,454
Nexen	5,840	154,519
Suncor Energy	3,350	154,433

TOTAL CANADA		757,805

UNITED STATES — 80.8%
Oil & Gas — 80.8%
Apache	1,300	173,381
Berry Petroleum, Cl A	3,175	168,688
Brigham Exploration *	4,455	149,376
Clayton Williams Energy *	1,515	137,214
Concho Resources *	1,465	156,535
ConocoPhillips	1,995	157,465
Continental Resources *	2,335	160,368
Denbury Resources *	6,620	149,413
Devon Energy	1,755	159,705
Forest Oil *	4,680	168,059
Hess	1,895	162,894
Newfield Exploration *	2,215	156,822
Noble Energy	1,705	164,140
Northern Oil and Gas *	4,885	116,068
Petrohawk Energy *	7,425	200,549
Pioneer Natural Resources	1,595	163,057
Range Resources	3,155	178,100
SM Energy	2,185	165,754
Swift Energy *	3,745	146,766
Whiting Petroleum *	2,325	161,588

TOTAL UNITED STATES		3,195,942

TOTAL COMMON STOCK (Cost $3,853,036)		3,953,747

TOTAL INVESTMENTS — 100.0% (Cost $3,853,036)		$3,953,747

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X Oil Equities ETF

Percentages are based on Net Assets of $3,954,389.

*	Non-income producing security.

Cl — Class

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,953,747	$—	$—	$3,953,747

Total Investments in Securities	$3,953,747	$—	$—	$3,953,747

There have been no significant transfers between Level 1 and Level 2.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X Waste Management ETF

Sector Weightings†:

†	Percentages based on total investments.

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 4.5%
Industrials — 4.5%
Tox Free Solutions	23,600	$55,885
Transpacific Industries Group *	67,600	82,262

TOTAL AUSTRALIA		138,147

CANADA — 5.5%
Industrials — 5.5%
IESI-BFC	3,900	98,984
Newalta	4,928	68,398

TOTAL CANADA		167,382

CHINA — 3.8%
Industrials — 2.0%
Chiho-Tiande Group	79,200	60,885

Technology — 1.8%
Think Environmental *	78,400	53,488

TOTAL CHINA		114,373

FRANCE — 12.5%
Industrials — 12.5%
Veolia Environnement	9,240	308,652
Seche Environnement	764	72,992

TOTAL FRANCE		381,644

HONG KONG — 10.1%
Consumer Goods — 2.1%
Fook Woo Group Holdings *	203,600	63,183

Industrials — 6.3%
China Everbright International	201,600	90,340
China Metal Recycling Holdings	73,200	101,611

		191,951

Utilities — 1.7%
China Water Affairs Group	136,400	51,638

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X Waste Management ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Utilities — continued
TOTAL HONG KONG		$306,772

JAPAN — 2.4%
Basic Materials — 2.4%
Asahi Holdings	3,600	73,953

NORWAY — 2.9%
Industrials — 2.9%
Tomra Systems	10,400	89,248

SOUTH KOREA — 1.4%
Industrials — 1.4%
Insun ENT	13,600	42,659

UNITED KINGDOM — 2.0%
Industrials — 2.0%
Shanks Group	29,600	59,516

UNITED STATES — 54.9%
Basic Materials — 2.6%
Calgon Carbon *	4,700	80,652

Consumer Goods — 3.5%
Darling International *	6,612	106,916

Industrials — 48.8%
Casella Waste Systems, Cl A *	6,856	46,347
Clean Harbors *	1,348	132,778
EnergySolutions	9,032	51,031
Metalico *	8,764	55,564
Republic Services, Cl A	7,844	248,027
Sims Metal Management	9,400	179,929
Stericycle *	3,336	304,510
US Ecology	3,168	58,165
Waste Connections	3,404	104,741
Waste Management	7,788	307,314

		1,488,406

TOTAL UNITED STATES		1,675,974

TOTAL COMMON STOCK (Cost $2,968,475)		3,049,668

U.S. TREASURY OBLIGATION — 8.2%
United States Treasury Bills (A) 0.010%, 05/19/11 (Cost $249,999)	$250,000	249,998

TOTAL INVESTMENTS — 108.2% (Cost $3,218,474)		$3,299,666

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2011 (Unaudited)
Global X Waste Management ETF

Percentages are based on Net Assets of $3,049,691.

*	Non-income producing security.

(A) The rate reported is the effective yield at time of purchase.

Cl — Class

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,049,668	$—	$—	$3,049,668
U.S. Treasury Obligation	—	249,998	—	249,998

Total Investments in Securities	$3,049,668	$249,998	$—	$3,299,666

There have been no significant transfers between Level 1 and Level 2.

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2011 (Unaudited)

	Global X Silver Miners ETF	Global X Lithium ETF	Global X Copper Miners ETF	Global X Pure Gold Miners ETF
Assets:
Cost of Investments	$508,993,282	$230,868,031	$94,293,237	$3,052,144
Cost of Foreign Currency	—	—	180,610	414
Investments at Value	$635,689,593	$250,087,131	$104,926,189	$3,292,169

Cash	—	—	—	345
Foreign Currency at Value	—	—	195,617	424
Receivable for Investment Securities Sold	42,132,713	—	7,083,507	—
Receivable for Capital Shares Sold	35,598,500	—	8,135,000	—
Dividend and Interest Receivable	920,656	96,530	107,749	1,443
Reclaim Receivable	—	—	8,660	—

Total Assets	714,341,462	250,183,661	120,456,722	3,294,381

Liabilities:
Payable for Investment Securities Purchased	53,631,727	—	6,301,652	—
Payable for Capital Shares Redeemed	31,295,000	—	8,135,000	—
Overdraft of Foreign Currency*	4,479,226	105,151	—	—
Payable due to Investment Adviser	334,781	115,337	56,491	1,572
Due to Custodian	198,266	62,024,848	84,427	—

Total Liabilities	89,939,000	62,245,336	14,577,570	1,572

Net Assets	$624,402,462	$187,938,325	$105,879,152	$3,292,809

*Proceeds of Foreign Currency	$4,488,282	$102,602	$—	$—

Net Assets Consist of:
Paid-in Capital	$488,408,866	$166,895,500	$95,127,000	$3,053,000
Distributions in Excess of Net Investment Income/Accumulated Net Investment Loss	(2,195,770)	(1,822,491)	(185,664)	(236)
Accumulated Net Realized Gain on Investments and Foreign Currency Translations	11,561,158	3,647,195	289,398	4
Net Unrealized Appreciation on Investments	126,696,311	19,219,100	10,632,952	240,025
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(68,103)	(979)	15,466	16

Net Assets	$624,402,462	$187,938,325	$105,879,152	$3,292,809

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	21,950,000	8,350,000	5,200,000	200,000

Net Asset Value, Offering and Redemption Price Per Share	$28.45	$22.51	$20.36	$16.46

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2011 (Unaudited)

	Global X Uranium ETF	Global X Aluminum ETF	Global X Gold Explorers ETF	Global X Brazil Mid Cap ETF
Assets:
Cost of Investments	$332,421,702	$5,356,742	$24,342,871	$28,798,493
Cost of Foreign Currency	75,014	—	104,110	168,137

Investments at Value	$267,517,734	$5,488,081	$26,000,322	$32,720,192
Cash	—	42,941	—	—
Foreign Currency at Value	75,345	—	104,113	173,678
Receivable for Capital Shares Sold	2,164,500	—	—	—
Dividend and Interest Receivable	—	8,407	—	204,886

Total Assets	269,757,579	5,539,429	26,104,435	33,098,756

Liabilities:
Payable for Investment Securities Purchased	2,166,279	—	—	—
Due to Custodian	277,638	—	123,906	119,208
Payable due to Investment Adviser	144,963	3,137	13,845	18,694
Overdraft of Foreign Currency*	—	34,645	—	—

Total Liabilities	2,588,880	37,782	137,751	137,902

Net Assets	$267,168,699	$5,501,647	$25,966,684	$32,960,854

*Proceeds of Foreign Currency	$—	$31,848	$—	$—

Net Assets Consist of:
Paid-in Capital	$328,419,000	$5,360,000	$23,736,000	$29,372,000
Undistributed (Distributions in Excess of) Net Investment Income/Accumulated Net Investment Loss	(339,145)	11,237	(66,714)	43,997
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Translations	3,992,481	1,757	639,944	(382,470)
Net Unrealized Appreciation (Depreciation) on Investments	(64,903,968)	131,339	1,657,451	3,921,699
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	331	(2,686)	3	5,628

Net Assets	$267,168,699	$5,501,647	$25,966,684	$32,960,854

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	18,800,000	350,000	1,400,000	1,750,000

Net Asset Value, Offering and Redemption Price Per Share	$14.21	$15.72	$18.55	$18.83

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2011 (Unaudited)

	Global X Brazil Financials ETF	Global X Brazil Consumer ETF	Global X FTSE Colombia 20 ETF	Global X FTSE Nordic Region ETF
Assets:
Cost of Investments	$9,012,505	$30,743,787	$148,969,157	$28,370,414
Cost of Foreign Currency	78,982	192,037	526,349	26,073

Investments at Value	$9,543,779	$33,276,788	$154,745,140	$34,248,306
Cash	—	3,736	—	—
Foreign Currency at Value	82,096	196,677	526,349	26,455
Dividend and Interest Receivable	39,120	38,717	249,795	161,780
Receivable for Capital Shares Sold	—	—	8,483,500	—
Reclaim Receivable	—	—	—	11,532

Total Assets	9,664,995	33,515,918	164,004,784	34,448,073

Liabilities:
Payable for Investment Securities Purchased	—	—	8,488,974	—
Due to Custodian	32,838	—	361,576	1,501
Payable due to Investment Adviser	6,084	20,766	71,129	13,534

Total Liabilities	38,922	20,766	8,921,679	15,035

Net Assets	$9,626,073	$33,495,152	$155,083,105	$34,433,038

Net Assets Consist of:
Paid-in Capital	$8,996,000	$31,065,000	$150,164,400	$28,037,144
Undistributed (Distributions in Excess of) Net Investment Income	90,897	180,816	(191,140)	526,180
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Translations	4,446	(289,007)	(669,485)	(8,895)
Net Unrealized Appreciation on Investments	531,274	2,533,001	5,775,983	5,877,892
Net Unrealized Appreciation on Foreign Currency Translations	3,456	5,342	3,347	717

Net Assets	$9,626,073	$33,495,152	$155,083,105	$34,433,038

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	550,000	1,650,000	7,280,000	1,510,000

Net Asset Value, Offering and Redemption Price Per Share	$17.50	$20.30	$21.30	$22.80

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2011 (Unaudited)

	Global X FTSE Norway 30 ETF	Global X FTSE Argentina 20 ETF	Global X FTSE Andean 40 ETF	Global X FTSE ASEAN 40 ETF
Assets:
Cost of Investments	$45,924,822	$4,238,367	$7,307,664	$2,329,467
Cost of Foreign Currency	154,649	—	7,687	—

Investments at Value	$51,069,459	$4,288,444	$7,703,697	$2,487,456
Cash	—	24,050	—	—
Foreign Currency at Value	158,101	—	7,747	—
Dividend and Interest Receivable	387,099	19,960	20,859	10,890

Total Assets	51,614,659	4,332,454	7,732,303	2,498,346

Liabilities:
Due to Custodian	33,854	500,054	7,790	4,530
Payable due to Investment Adviser	21,726	2,327	4,416	1,184
Overdraft of Foreign Currency*	—	—	—	6,093

Total Liabilities	55,580	502,381	12,206	11,807

Net Assets	$51,559,079	$3,830,073	$7,720,097	$2,486,539

*Proceeds of Foreign Currency	$—	$—	$—	$5,744

Net Assets Consist of:
Paid-in Capital	$45,993,000	$3,761,000	$7,298,000	$2,317,500
Undistributed Net Investment Income	477,570	28,660	31,097	12,090
Accumulated Net Realized Loss on Investments and Foreign Currency Translations	(60,532)	(9,664)	(5,095)	(849)
Net Unrealized Appreciation on Investments	5,144,637	50,077	396,033	157,989
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	4,404	—	62	(191)

Net Assets	$51,559,079	$3,830,073	$7,720,097	$2,486,539

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,900,000	250,000	500,000	150,000

Net Asset Value, Offering and Redemption Price Per Share	$17.78	$15.32	$15.44	$16.58

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2011 (Unaudited)

	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF	Global X China Industrials ETF
Assets:
Cost of Investments	$191,687,324	$9,456,385	$8,101,835	$8,649,197
Cost of Foreign Currency	97,547	—	15,740	2,606

Investments at Value	$189,917,276	$10,488,854	$7,648,628	$8,529,058
Foreign Currency at Value	98,288	—	15,761	2,613
Receivable for Investment Securities Sold	14,703,161	864,275	458,024	577,093
Receivable for Capital Shares Sold	9,174,000	876,500	695,000	839,000
Dividend and Interest Receivable	502,520	60,335	30,382	50,160

Total Assets	214,395,245	12,289,964	8,847,795	9,997,924

Liabilities:
Payable for Investment Securities Purchased	18,709,473	866,706	473,540	744,744
Payable for Capital Shares Redeemed	5,478,000	876,500	695,000	839,000
Due to Custodian	193,537	22,551	27,494	17,963
Payable due to Investment Adviser	96,844	5,628	4,197	4,488

Total Liabilities	24,477,854	1,771,385	1,200,231	1,606,195

Net Assets	$189,917,391	$10,518,579	$7,647,564	$8,391,729

Net Assets Consist of:
Paid-in Capital	$187,928,500	$9,260,500	$9,944,379	$8,257,721
Undistributed (Distributions in Excess of) Net Investment Income	(1,108,113)	29,186	(58,642)	18,117
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Translations	4,865,672	196,391	(1,785,004)	236,000
Net Unrealized Appreciation (Depreciation) on Investments	(1,770,048)	1,032,469	(453,207)	(120,139)
Net Unrealized Appreciation on Foreign Currency Translations	1,380	33	38	30

Net Assets	$189,917,391	$10,518,579	$7,647,564	$8,391,729

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	10,400,000	600,000	550,000	500,000

Net Asset Value, Offering and Redemption Price Per Share	$18.26	$17.53	$13.90	$16.78

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2011 (Unaudited)

	Global X China Technology ETF	Global X China Materials ETF	Global X Russell Emerging Markets Growth ETF	Global X Russell Emerging Markets Value ETF
Assets:
Cost of Investments	$5,000,518	$6,598,917	$2,518,379	$2,511,239
Cost of Foreign Currency	—	26,324	32,154	45,606

Investments at Value	$5,839,097	$6,408,913	$2,626,455	$2,705,519
Foreign Currency at Value	—	26,343	32,884	46,677
Receivable for Capital Shares Sold	977,000	713,000	—	—
Receivable for Investment Securities Sold	657,939	820,141	—	—
Dividend and Interest Receivable	8,551	35,677	5,622	4,459

Total Assets	7,482,587	8,004,074	2,664,961	2,756,655

Liabilities:
Payable for Investment Securities Purchased	638,821	859,507	—	—
Payable for Capital Shares Redeemed	977,000	713,000	—	—
Payable due to Investment Adviser	3,071	3,984	1,479	1,524
Due to Custodian	2,941	12,941	37,136	61,048

Total Liabilities	1,621,833	1,589,432	38,615	62,572

Net Assets	$5,860,754	$6,414,642	$2,626,346	$2,694,083

Net Assets Consist of:
Paid-in Capital	$4,642,000	$(5,186,500)	$2,511,000	$2,498,000
Undistributed (Distributions in Excess of) Net Investment Income	(46)	(307,096)	8,952	2,318
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Translations	380,210	12,098,208	(2,443)	(1,596)
Net Unrealized Appreciation (Depreciation) on Investments	838,579	(190,004)	108,076	194,280
Net Unrealized Appreciation on Foreign Currency Translations	11	34	761	1,081

Net Assets	$5,860,754	$6,414,642	$2,626,346	$2,694,083

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	300,000	450,000	100,000	100,000

Net Asset Value, Offering and Redemption Price Per Share	$19.54	$14.25	$26.26	$26.94

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2011 (Unaudited)

	Global X S&P/TSX Venture 30 Canada ETF	Global X Oil Equities ETF	Global X Waste Management ETF
Assets:
Cost of Investments	$4,690,211	$3,853,036	$3,218,474
Cost of Foreign Currency	—	756	—

Investments at Value	$4,817,099	$3,953,747	$3,299,666
Cash	—	488	—
Foreign Currency at Value	—	768	—
Dividend and Interest Receivable	—	971	892

Total Assets	4,817,099	3,955,974	3,300,558

Liabilities:
Payable due to Investment Adviser	2,577	1,585	708
Due to Custodian	700,411	—	250,159

Total Liabilities	702,988	1,585	250,867

Net Assets	$4,114,111	$3,954,389	$3,049,691

Net Assets Consist of:
Paid-in Capital	$4,000,000	$3,854,000	$2,968,000
Undistributed Net Investment Income/Accumulated Net Investment Loss	(3,387)	(349)	469
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Translations	(9,390)	13	30
Net Unrealized Appreciation on Investments	126,888	100,711	81,192
Net Unrealized Appreciation on Foreign Currency Translations	—	14	—

Net Assets	$4,114,111	$3,954,389	$3,049,691

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	250,000	250,000	200,000

Net Asset Value, Offering and Redemption Price Per Share	$16.46	$15.82	$15.25

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS

For the period ended April 30, 2011 (Unaudited)

	Global X Silver Miners ETF	Global X Lithium ETF	Global X Copper Miners ETF		Global X Pure Gold Miners ETF(1)	Global X Uranium ETF(2)
Investment Income:
Dividend Income	$2,255,927	$373,628	$501,573		$2,246	$2,671,161
Interest Income	208	177	27		—	252
Security Lending Income	—	—	—		—	282,315
Less: Foreign Taxes Withheld	(127,998)	(41,024)	(24,642)		(287)	(46,600)

Total Investment Income	2,128,137	332,781	476,958		1,959	2,907,128

Supervision and Administration Fees(3)	1,336,634	571,301	278,518		2,195	564,188

Total Expenses	1,336,634	571,301	278,518		2,195	564,188

Net Investment Income (Loss)	791,503	(238,520)	198,440		(236)	2,342,940

Net Realized Gain (Loss) on:
Investments	11,569,265 (4)	3,815,716 (4)	293,635	(4)	—	4,102,824 (4)
Foreign Currency Transactions	(11,112)	(168,080)	5,976		4	(110,343)

Net Realized Gain on Investments	11,558,153	3,647,636	299,611		4	3,992,481

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	97,399,130	12,019,561	9,869,060		240,025	(64,903,968)
Foreign Currency Transactions	(68,289)	(1,562)	15,317		16	331

Net Change in Unrealized Appreciation (Depreciation) on Investments	97,330,841	12,017,999	9,884,377		240,041	(64,903,637)

Net Realized and Unrealized Gain (Loss) on Investments	108,888,994	15,665,635	10,183,988		240,045	(60,911,156)

Net Increase (Decrease) in Net Assets Resulting from Operations	$109,680,497	$15,427,115	$10,382,428		$239,809	$(58,568,216)

(1)	The Fund commenced operations on March 14, 2011.
(2)	The Fund commenced operations on November 4, 2010.
(3)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser (See Note 3 in Notes to Financial Statements.).
(4)	Includes realized gains as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS

For the period ended April 30, 2011 (Unaudited)

	Global X Aluminum ETF(1)	Global X Gold Explorers ETF(2)	Global X Brazil Mid Cap ETF		Global X Brazil Financials ETF	Global X Brazil Consumer ETF
Investment Income:
Dividend Income	$22,273	$—	$568,860		$181,847	$357,765
Interest Income	7	58	6		1	8
Less: Foreign Taxes Withheld	(1,248)	—	(56,405)		(21,215)	(21,814)

Total Investment Income	21,032	58	512,461		160,633	335,959

Supervision and Administration Fees(3)	9,795	66,772	107,793		34,390	123,926

Total Expenses	9,795	66,772	107,793		34,390	123,926

Net Investment Income (Loss)	11,237	(66,714)	404,668		126,243	212,033

Net Realized Gain (Loss) on:
Investments	(7)	670,410 (4)	(388,355	)(4)	(3,077)	(293,699	)(4)
Foreign Currency Transactions	1,764	(30,466)	5,886		7,526	4,693

Net Realized Gain (Loss) on Investments	1,757	639,944	(382,469)		4,449	(289,006)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	131,339	1,657,451	1,327,995		35,864	222,156
Foreign Currency Transactions	(2,686)	3	5,018		3,352	5,178

Net Change in Unrealized Appreciation on Investments	128,653	1,657,454	1,333,013		39,216	227,334

Net Realized and Unrealized Gain (Loss) on Investments	130,410	2,297,398	950,544		43,665	(61,672)

Net Increase in Net Assets Resulting from Operations	$141,647	$2,230,684	$1,355,212		$169,908	$150,361

(1)	The Fund commenced operations on January 4, 2011.
(2)	The Fund commenced operations on November 3, 2010.
(3)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(4)	Includes realized gains as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS

For the period ended April 30, 2011 (Unaudited)

	Global X FTSE Colombia 20 ETF		Global X FTSE Nordic Region ETF		Global X FTSE Norway 30 ETF(1)		Global X FTSE Argentina 20 ETF(2)	Global X FTSE Andean 40 ETF(3)
Investment Income:
Dividend Income	$1,579,981		$725,897		$705,805		$33,038	$48,021
Interest Income	118		—		33		2	1
Less: Foreign Taxes Withheld	(95,028)		(120,390)		(164,685)		(87)	(6,914)

Total Investment Income	1,485,071		605,507		541,153		32,953	41,108

Supervision and Administration Fees(4)	537,656		56,593		56,600		4,236	10,011
Custodian Fees	135,382		—		—		57	—

Total Expenses	673,038		56,593		56,600		4,293	10,011

Waiver of Supervision and Administration Fees	(9,986)		—		—		—	—

Net Expenses	663,052		56,593		56,600		4,293	10,011

Net Investment Income	822,019		548,914		484,553		28,660	31,097

Net Realized Gain (Loss) on:
Investments	(157,228	)(5)	(10,905	)(5)	(57,059	)(5)	(10,221)	(15,789)
Foreign Currency Transactions	(33,646)		15,293		(3,473)		557	10,694

Net Realized Gain (Loss) on Investments	(190,874)		4,388		(60,532)		(9,664)	(5,095)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(16,156,054)		4,320,025		5,144,637		50,077	396,033
Foreign Currency Transactions	7,411		317		4,404		—	62

Net Change in Unrealized Appreciation (Depreciation) on Investments	(16,148,643)		4,320,342		5,149,041		50,077	396,095

Net Realized and Unrealized Gain (Loss) on Investments	(16,339,517)		4,324,730		5,088,509		40,413	391,000

Net Increase (Decrease) in Net Assets Resulting from Operations	$(15,517,498)		$4,873,644		$5,573,062		$69,073	$422,097

(1)	The Fund commenced operations on November 9, 2010.
(2)	The Fund commenced operations on March 2, 2011.
(3)	The Fund commenced operations on February 2, 2011.
(4)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(5)	Includes realized gains as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS

For the period ended April 30, 2011 (Unaudited)

	Global X FTSE ASEAN 40 ETF(1)	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF		Global X China Industrials ETF
Investment Income:
Dividend Income	$14,952	$675,001	$59,800	$29,606		$52,753
Interest Income	1	216	—	3		—
Less: Foreign Taxes Withheld	(540)	(4,418)	(683)	(459)		(1,787)

Total Investment Income	14,413	670,799	59,117	29,150		50,966

Supervision and Administration Fees(2)	2,323	558,084	26,497	87,790		32,847

Total Expenses	2,323	558,084	26,497	87,790		32,847

Net Investment Income (Loss)	12,090	112,715	32,620	(58,640)		18,119

Net Realized Gain (Loss) on:
Investments	(148)	5,119,246 (3)	251,315 (3)	(393,207	)(3)	456,436 (3)
Foreign Currency Transactions	(701)	11,527	(49)	955		(316)

Net Realized Gain (Loss) on Investments	(849)	5,130,773	251,266	(392,252)		456,120

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	157,989	(23,005,438)	818,334	(3,460,041)		(659,769)
Foreign Currency Transactions	(191)	807	36	(99)		(680)

Net Change in Unrealized Appreciation (Depreciation) on Investments	157,798	(23,004,631)	818,370	(3,460,140)		(660,449)

Net Realized and Unrealized Gain (Loss) on Investments	156,949	(17,873,858)	1,069,636	(3,852,392)		(204,329)

Net Increase (Decrease) in Net Assets Resulting from Operations	$169,039	$(17,761,143)	$1,102,256	$(3,911,032)		$(186,210)

(1)	The Fund commenced operations on February 16, 2011.
(2)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(3)	Includes realized gains as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements)

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS

For the period ended April 30, 2011 (Unaudited)

	Global X China Technology ETF	Global X China Materials ETF	Global X Russell Emerging Markets Growth ETF(1)	Global X Russell Emerging Markets Value ETF(1)	Global X S&P/TSX Venture 30 Canada ETF(2)
Investment Income:
Dividend Income	$17,540	$64,780	$14,445	$7,888	$—
Interest Income	2	—	—	—	—
Less: Foreign Taxes Withheld	(595)	(2,857)	(994)	(933)	—

Total Investment Income	16,947	61,923	13,451	6,955	—

Supervision and Administration Fees(3)	16,993	77,565	4,499	4,637	3,387

Total Expenses	16,993	77,565	4,499	4,637	3,387

Net Investment Income (Loss)	(46)	(15,642)	8,952	2,318	(3,387)

Net Realized Gain (Loss) on:
Investments	380,058 (4)	12,117,281 (4)	(1,825)	(1,463)	(9,390	)(4)
Foreign Currency Transactions	153	(3,456)	(618)	(133)	—

Net Realized Gain (Loss) on Investments	380,211	12,113,825	(2,443)	(1,596)	(9,390)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	344,715	(11,101,595)	108,076	194,280	126,888
Foreign Currency Transactions	(26)	(40)	761	1,081	—

Net Change in Unrealized Appreciation (Depreciation) on Investments	344,689	(11,101,635)	108,837	195,361	126,888

Net Realized and Unrealized Gain on Investments	724,900	1,012,190	106,394	193,765	117,498

Net Increase in Net Assets Resulting from Operations	$724,854	$996,548	$115,346	$196,083	$114,111

(1)	The Fund commenced operations on January 24, 2011.
(2)	The Fund commenced operations on March 16, 2011.
(3)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(4)	Includes realized gains as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements)

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS

For the period ended April 30, 2011 (Unaudited)

	Global X Oil Equities ETF(1)	Global X Waste Management ETF(2)
Investment Income:
Dividend Income	$2,023	$1,474
Less: Foreign Taxes Withheld	(248)	(297)

Total Investment Income	1,775	1,177

Supervision and Administration Fees(3)	2,124	708

Total Expenses	2,124	708

Net Investment Income (Loss)	(349)	469

Net Realized Gain on:
Foreign Currency Transactions	13	30

Net Realized Gain on Investments	13	30

Net Change in Unrealized Appreciation on:
Investments	100,711	81,192
Foreign Currency Transactions	14	—

Net Change in Unrealized Appreciation on Investments	100,725	81,192

Net Realized and Unrealized Gain on Investments	100,738	81,222

Net Increase in Net Assets Resulting from Operations	$100,389	$81,691

(1)	The Fund commenced operations on March 14, 2011.
(2)	The Fund commenced operations on April 12, 2011.
(3)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Global X Silver Miners ETF		Global X Lithium ETF
	Period Ended April 30, 2011 (Unaudited)	Period Ended October 31, 2010 (1) (Audited)	Period Ended April 30, 2011 (Unaudited)	Period Ended October 31, 2010 (2) (Audited)
Operations:
Net Investment Income (Loss)	$791,503	$229,608	$(238,520)	$(60,245)
Net Realized Gain on Investments and Foreign Currency Transactions	11,558,153 (3)	276,359 (3)	3,647,636 (3)	114,188
Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	97,330,841	29,297,367	12,017,999	7,200,122

Net Increase in Net Assets Resulting from Operations	109,680,497	29,803,334	15,427,115	7,254,065

Dividends and Distributions:
Net Investment Income	(3,208,369)	—	(1,533,030)	—
Net Realized Gains	—	—	(105,325)	—

Total Dividends and Distributions	(3,208,369)	—	(1,638,355)	—

Capital Share Transactions:
Issued	407,021,000	143,459,000	116,051,500	71,062,500
Redeemed	(60,762,500)	(1,590,500)	(20,218,500)	—

Increase in Net Assets from Capital Share Transactions	346,258,500	141,868,500	95,833,000	71,062,500

Total Increase in Net Assets	452,730,628	171,671,834	109,621,760	78,316,565

Net Assets:
Beginning of Period	171,671,834	—	78,316,565	—

End of Period	$624,402,462	$171,671,834	$187,938,325	$78,316,565

Undistributed (Distributions in Excess of) Net Investment Income/Accumulated Net Investment Loss	$(2,195,770)	$221,096	$(1,822,491)	$(50,941)

Share Transactions:
Issued	15,700,000	8,600,000	5,350,000	3,950,000
Redeemed	(2,250,000)	(100,000)	(950,000)	—

Net Increase in Shares Outstanding from Share Transactions	13,450,000	8,500,000	4,400,000	3,950,000

(1)	The Fund commenced operations on April 19, 2010.
(2)	The Fund commenced operations on July 22, 2010.
(3)	Includes realized gains as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Global X Copper Miners ETF		Global X Pure Gold Miners ETF
	Period Ended April 30, 2011 (Unaudited)	Period Ended October 31, 2010 (1) (Audited)	Period Ended April 30, 2011(2) (Unaudited)
Operations:
Net Investment Income (Loss)	$198,440	$1,341	$(236)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	299,611 (3)	(6,805)	4
Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	9,884,377	764,041	240,041

Net Increase in Net Assets Resulting from Operations	10,382,428	758,577	239,809

Dividends and Distributions:
Net Investment Income	(388,853)	—	—

Total Dividends and Distributions	(388,853)	—	—

Capital Share Transactions:
Issued	103,667,500	29,170,000	3,053,000
Redeemed	(37,710,500)	—	—

Increase in Net Assets from Capital Share Transactions	65,957,000	29,170,000	3,053,000

Total Increase in Net Assets	75,950,575	29,928,577	3,292,809

Net Assets:
Beginning of Period	29,928,577	—	—

End of Period	$105,879,152	$29,928,577	$3,292,809

Undistributed (Distributions in Excess of) Net Investment Income/Accumulated Net Investment Loss	$(185,664)	$4,749	$(236)

Share Transactions:
Issued	5,400,000	1,800,000	200,000
Redeemed	(2,000,000)	—	—

Net Increase in Shares Outstanding from Share Transactions	3,400,000	1,800,000	200,000

(1)	The Fund commenced operations on April 19, 2010.
(2)	The Fund commenced operations on March 14, 2011.
(3)	Includes realized gains as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Global X Uranium ETF Period Ended April 30, 2011(1) (Unaudited)	Global X Aluminum ETF Period Ended April 30, 2011(2) (Unaudited)	Global X Gold Explorers ETF Period Ended April 30, 2011(3) (Unaudited)
Operations:
Net Investment Income (Loss)	$2,342,940	$11,237	$(66,714)
Net Realized Gain on Investments and Foreign Currency Transactions	3,992,481 (4)	1,757	639,944 (4)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(64,903,637)	128,653	1,657,454

Net Increase (Decrease) in Net Assets Resulting from Operations	(58,568,216)	141,647	2,230,684

Dividends and Distributions:
Net Investment Income	(2,682,085)	—	—

Total Dividends and Distributions	(2,682,085)	—	—

Capital Share Transactions:
Issued	370,062,000	5,360,000	27,082,000
Redeemed	(41,643,000)	—	(3,346,000)

Increase in Net Assets from Capital Share Transactions	328,419,000	5,360,000	23,736,000

Total Increase in Net Assets	267,168,699	5,501,647	25,966,684

Net Assets:
Beginning of Period	—	—	—

End of Period	$267,168,699	$5,501,647	$25,966,684

Undistributed (Distributions in Excess of) Net Investment Income/Accumulated Net Investment Loss	$(339,145)	$11,237	$(66,714)

Share Transactions:
Issued	20,950,000	350,000	1,600,000
Redeemed	(2,150,000)	—	(200,000)

Net Increase in Shares Outstanding from Share Transactions	18,800,000	350,000	1,400,000

(1)	The Fund commenced operations on November 4, 2010.
(2)	The Fund commenced operations on January 4, 2011.
(3)	The Fund commenced operations on November 3, 2010.
(4)	Includes realized gains as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Global X Brazil Mid Cap ETF			Global X Brazil Financials ETF
	Period Ended April 30, 2011 (Unaudited)		Period Ended October 31, 2010(1) (Audited)	Period Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010(2) (Audited)
Operations:
Net Investment Income	$404,668		$60,548	$126,243	$12,403
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(382,469	)(3)	31,759	4,449	1,420
Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	1,333,013		2,594,314	39,216	495,514

Net Increase in Net Assets Resulting from Operations	1,355,212		2,686,621	169,908	509,337

Dividends and Distributions:
Net Investment Income	(417,712)		—	(49,172)	—
Net Realized Gains	(35,267)		—	—	—

Total Dividends and Distributions	(452,979)		—	(49,172)	—

Capital Share Transactions:
Issued	6,216,500		26,555,500	1,676,000	7,320,000
Redeemed	(3,400,000)		—	—	—

Increase in Net Assets from Capital Share Transactions	2,816,500		26,555,500	1,676,000	7,320,000

Total Increase in Net Assets	3,718,733		29,242,121	1,796,736	7,829,337

Net Assets:
Beginning of Period	29,242,121		—	7,829,337	—

End of Period	$32,960,854		$29,242,121	$9,626,073	$7,829,337

Undistributed Net Investment Income	$43,997		$57,041	$90,897	$13,826

Share Transactions:
Issued	350,000		1,600,000	100,000	450,000
Redeemed	(200,000)		—	—	—

Net Increase in Shares Outstanding from Share Transactions	150,000		1,600,000	100,000	450,000

(1)	The Fund commenced operations on June 21, 2010.
(2)	The Fund commenced operations on July 28, 2010.
(3)	Includes realized gains as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Global X Brazil Consumer ETF			Global X FTSE Colombia 20 ETF
	Period Ended April 30, 2011 (Unaudited)		Period Ended October 31, 2010(1) (Audited)	Period Ended April 30, 2011 (Unaudited)		Year Ended October 31, 2010 (Audited)
Operations:
Net Investment Income	$212,033		$3,140	$822,019		$248,896
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(289,006)		23,620	(190,874)		148,195
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	227,334		2,311,009	(16,148,643)		20,392,508

Net Increase (Decrease) in Net Assets Resulting from Operations	150,361		2,337,769	(15,517,498)		20,789,599

Dividends and Distributions:
Net Investment Income	(34,887	)(2)	—	(1,100,700	)(2)	(264,734)
Net Realized Gains	(23,091)		—	(643,516)		—

Total Dividends and Distributions	(57,978)		—	(1,744,216)		(264,734)

Capital Share Transactions:
Issued	11,164,000		22,596,500	43,150,000		168,870,000
Redeemed	(2,695,500)		—	(67,160,100)		—

Increase (Decrease) in Net Assets from Capital Share Transactions	8,468,500		22,596,500	(24,010,100)		168,870,000

Total Increase (Decrease) in Net Assets	8,560,883		24,934,269	(41,271,814)		189,394,865

Net Assets:
Beginning of Period	24,934,269		—	196,354,919		6,960,054

End of Period	$33,495,152		$24,934,269	$155,083,105		$196,354,919

Undistributed Net Investment Income	$180,816		$3,670	$(191,140)		$87,541

Share Transactions:
Issued	550,000		1,250,000	1,980,000	(4)	8,040,000 (3)
Redeemed	(150,000)		—	(3,240,000	)(4)	—

Net Increase in Shares Outstanding from Share Transactions	400,000		1,250,000	(1,260,000)		8,040,000

(1)	The Fund commenced operations on July 7, 2010.
(2)	Includes realized gains as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)
(3)	Restated to reflect the effect of a 2 for 1 share split on April 12, 2011. (See Note 8 in Notes to Financial Statements)
(4)	Adjusted to reflect the effect of a 2 for 1 share split on April 12, 2011. (See Note 8 in Notes to Financial Statements)

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

			Global X FTSE Norway 30		Global X FTSE Argentina 20
	Global X FTSE Nordic Region
	ETF		ETF		ETF
	Period Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010 (Audited)	Period Ended April 30, 2011(1) (Unaudited)		Period Ended April 30, 2011(2) (Audited)
Operations:
Net Investment Income	$548,914	$129,926	$484,553		$28,660
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	4,388 (3)	412,087 (3)	(60,532	)(3)	(9,664)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	4,320,342	1,293,175	5,149,041		50,077

Net Increase in Net Assets Resulting from Operations	4,873,644	1,835,188	5,573,062		69,073

Dividends and Distributions:
Net Investment Income	(150,580)	(2,158)	(6,983)		—

Total Dividends and Distributions	(150,580)	(2,158)	(6,983)		—

Capital Share Transactions:
Issued	18,105,000	9,938,400	54,156,500		3,761,000
Redeemed	(1,078,500)	(2,462,600)	(8,163,500)		—

Increase in Net Assets from Capital Share Transactions	17,026,500	7,475,800	45,993,000		3,761,000

Total Increase in Net Assets	21,749,564	9,308,830	51,559,079		3,830,073

Net Assets:
Beginning of Period	12,683,474	3,374,644	—		—

End of Period	$34,433,038	$12,683,474	$51,559,079		$3,830,073

Undistributed Net Investment Income	$526,180	$127,846	$477,570		$28,660

Share Transactions:
Issued	900,000	590,000	3,400,000		250,000
Redeemed	(50,000)	(140,000)	(500,000)		—

Net Increase in Shares Outstanding from Share Transactions	850,000	450,000	2,900,000		250,000

(1)	The Fund commenced operations on November 9, 2010.
(2)	The Fund commenced operations on March 2, 2011.
(3)	Includes realized gains as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Global X FTSE Andean 40 ETF Period Ended April 30, 2011(1) (Unaudited)	Global X FTSE ASEAN 40 ETF Period Ended April 30, 2011(2) (Unaudited)	Global X China Period Ended April 30, 2011 (Unaudited)	Consumer ETF Period Ended October 31, 2010(3) (Audited)
Operations:
Net Investment Income	$31,097	$12,090	$112,715	$513,308
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(5,095)	(849)	5,130,773 (4)	(264,708)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	396,095	157,798	(23,004,631)	21,235,963

Net Increase (Decrease) in Net Assets Resulting from Operations	422,097	169,039	(17,761,143)	21,484,563

Dividends and Distributions:
Net Investment Income	—	—	(1,734,529)	—

Total Dividends and Distributions	—	—	(1,734,529)	—

Capital Share Transactions:
Issued	7,298,000	2,317,500	72,030,500	153,390,500
Redeemed	—	—	(37,492,500)	—

Increase in Net Assets from Capital Share Transactions	7,298,000	2,317,500	34,538,000	153,390,500

Total Increase in Net Assets	7,720,097	2,486,539	15,042,328	174,875,063

Net Assets:
Beginning of Period	—	—	174,875,063	—

End of Period	$7,720,097	$2,486,539	$189,917,391	$174,875,063

Undistributed (Distributions in Excess of) Net Investment Income	$31,097	$12,090	$(1,108,113)	$513,701

Share Transactions:
Issued	500,000	150,000	3,700,000	8,600,000
Redeemed	—	—	(1,900,000)	—

Net Increase in Shares Outstanding from Share Transactions	500,000	150,000	1,800,000	8,600,000

(1)	The Fund commenced operations on February 2, 2011.
(2)	The Fund commenced operations on February 16, 2011.
(3)	The Fund commenced operations on November 30, 2009.
(4)	Includes realized gains as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Global X China Energy ETF		Global X China Financials ETF
	Period Ended April 30, 2011 (Unaudited)	Period Ended October 31, 2010(1) (Audited)	Period Ended April 30, 2011 (Unaudited)		Period Ended October 31, 2010(2) (Audited)
Operations:
Net Investment Income (Loss)	$32,620	$57,846	$(58,640)		$1,175,125
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	251,266 (3)	(54,664)	(392,252	)(3)	1,589,811 (3)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	818,370	214,132	(3,460,140)		3,006,971

Net Increase (Decrease) in Net Assets Resulting from Operations	1,102,256	217,314	(3,911,032)		5,771,907

Dividends and Distributions:
Net Investment Income	(61,491)	—	(1,177,311)		—

Total Dividends and Distributions	(61,491)	—	(1,177,311)		—

Capital Share Transactions:
Issued	5,637,000	4,500,000	695,000		82,874,000
Redeemed	(876,500)	—	(58,117,500)		(18,487,500)

Increase (Decrease) in Net Assets from Capital Share Transactions	4,760,500	4,500,000	(57,422,500)		64,386,500

Total Increase (Decrease) in Net Assets	5,801,265	4,717,314	(62,510,843)		70,158,407

Net Assets:
Beginning of Period	4,717,314	—	70,158,407		—

End of Period	$10,518,579	$4,717,314	$7,647,564		$70,158,407

Undistributed (Distributions in Excess of) Net Investment Income	$29,186	$58,057	$(58,642)		$1,177,309

Share Transactions:
Issued	350,000	300,000	50,000		6,000,000
Redeemed	(50,000)	—	(4,250,000)		(1,250,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	300,000	300,000	(4,200,000)		4,750,000

(1)	The Fund commenced operations on December 15, 2009.
(2)	The Fund commenced operations on December 10, 2009.
(3)	Includes realized gains as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Global X China Industrials ETF		Global X China Technology ETF
	Period Ended April 30, 2011 (Unaudited)	Period Ended October 31, 2010(1) (Audited)	Period Ended April 30, 2011 (Unaudited)	Period Ended October 31, 2010(2) (Audited)
Operations:
Net Investment Income (Loss)	$18,119	$135,007	$(46)	$7,404
Net Realized Gain on Investments and Foreign Currency Transactions	456,120 (3)	1,515,803 (3)	380,211 (3)	38,475
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(660,449)	540,340	344,689	493,901

Net Increase (Decrease) in Net Assets Resulting from Operations	(186,210)	2,191,150	724,854	539,780

Dividends and Distributions:
Net Investment Income	(149,711)	—	(7,571)	—
Net Realized Gains	—	—	(38,309)	—

Total Dividends and Distributions	(149,711)	—	(45,880)	—

Capital Share Transactions:
Issued	839,000	27,227,000	1,857,500	3,761,500
Redeemed	(4,961,500)	(16,568,000)	(977,000)	—

Increase (Decrease) in Net Assets from Capital Share Transactions	(4,122,500)	10,659,000	880,500	3,761,500

Total Increase (Decrease) in Net Assets	(4,458,421)	12,850,150	1,559,474	4,301,280

Net Assets:
Beginning of Period	12,850,150	—	4,301,280	—

End of Period	$8,391,729	$12,850,150	$5,860,754	$4,301,280

Undistributed (Distributions in Excess of) Net Investment Income	$18,117	$149,709	$(46)	$7,571

Share Transactions:
Issued	50,000	1,700,000	100,000	250,000
Redeemed	(300,000)	(950,000)	(50,000)	—

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(250,000)	750,000	50,000	250,000

(1)	The Fund commenced operations on November 30, 2009.
(2)	The Fund commenced operations on December 8, 2009.
(3)	Includes realized gains as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

			Global X Russell Emerging Markets Growth ETF Period Ended April 30, 2011(2) (Unaudited)	Global X Russell Emerging Markets Value ETF Period Ended April 30, 2011(2) (Unaudited)

	Global X China Materials ETF
	Period Ended April 30, 2011 (Unaudited)	Period Ended October 31, 2010(1) (Audited)
Operations:
Net Investment Income (Loss)	$(15,642)	$46,418	$8,952	$2,318
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	12,113,825 (3)	(17,369)	(2,443)	(1,596)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(11,101,635)	10,911,665	108,837	195,361

Net Increase in Net Assets Resulting from Operations	996,548	10,940,714	115,346	196,083

Dividends and Distributions:
Net Investment Income	(336,120)	—	—	—

Total Dividends and Distributions	(336,120)	—	—	—

Capital Share Transactions:
Issued	2,226,000	46,701,000	2,511,000	2,498,000
Redeemed	(54,113,500)	—	—	—

Increase (Decrease) in Net Assets from Capital Share Transactions	(51,887,500)	46,701,000	2,511,000	2,498,000

Total Increase (Decrease) in Net Assets	(51,227,072)	57,641,714	2,626,346	2,694,083

Net Assets:
Beginning of Period	57,641,714	—	—	—

End of Period	$6,414,642	$57,641,714	$2,626,346	$2,694,083

Undistributed (Distributions in Excess of) Net Investment Income	$(307,096)	$44,666	$8,952	$2,318

Share Transactions:
Issued	150,000	3,950,000	100,000	100,000
Redeemed	(3,650,000)	—	—	—

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(3,500,000)	3,950,000	100,000	100,000

(1)	The Fund commenced operations on January 12, 2010.
(2)	The Fund commenced operations on January 24, 2011.
(3)	Includes realized gains as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Global X S&P/TSX Venture 30 Canada ETF Period Ended April 30, 2011(1) (Unaudited)		Global X Oil Equities ETF Period Ended April 30, 2011(2) (Unaudited)	Global X Waste Management ETF Period Ended April 30, 2011(3) (Unaudited)
Operations:
Net Investment Income (Loss)	$(3,387)		$(349)	$469
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(9,390	)(4)	13	30
Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	126,888		100,725	81,192

Net Increase in Net Assets Resulting from Operations	114,111		100,389	81,691

Capital Share Transactions:
Issued	4,830,000		3,854,000	2,968,000
Redeemed	(830,000)		—	—

Increase in Net Assets from Capital Share Transactions	4,000,000		3,854,000	2,968,000

Total Increase in Net Assets	4,114,111		3,954,389	3,049,691

Net Assets:
Beginning of Period	—		—	—

End of Period	$4,114,111		$3,954,389	$3,049,691

Accumulated Net Investment Loss/ Undistributed Net Investment Income	$(3,387)		$(349)	$469

Share Transactions:
Issued	300,000		250,000	200,000
Redeemed	(50,000)		—	—

Net Increase in Shares Outstanding from Share Transactions	250,000		250,000	200,000

(1)	The Fund commenced operations on March 16, 2011.
(2)	The Fund commenced operations on March 14, 2011.
(3)	The Fund commenced operations on April 12, 2011.
(4)	Includes realized gains as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period($)	Net Investment Income (Loss)($)*	Net Realized and Unrealized Gain (Loss) on Investments($)	Total from Operations($)	Distribution from Net Investment Income($)	Distribution from Capital Gains($)	Net Asset Value, End of Period($)	Total Return **(%)	Net Assets End of Period ($000)	Ratio of Expenses to Average Net Assets(%)		Ratio of Net Investment Income (Loss) to Average Net Assets(%)		Portfolio Turnover (%)
Global X Silver Miners ETF
Institutional Shares
2011(Unaudited)	20.20	0.05	8.44	8.49	(0.24)	—	28.45	42.13	624,402	0.65	†	0.38	†	8.05	††
2010(1)	14.50	0.05	5.65	5.70	—	—	20.20	39.31	171,672	0.65	†	0.61	†	0.35	††
Global X Lithium ETF
Institutional Shares
2011(Unaudited)	19.83	(0.03)	2.98	2.95	(0.25)	(0.02)	22.51	14.87	187,938	0.75	†	(0.31	)†	4.81	††
2010(2)	15.51	(0.03)	4.35	4.32	—	—	19.83	27.85	78,317	0.75	†	(0.62	)†	5.55	††
Global X Copper Miners ETF
Institutional Shares
2011(Unaudited)	16.63	0.04	3.78	3.82	(0.09)	—	20.36	23.01	105,879	0.65	†	0.46	†	3.74	††
2010(1)	14.40	—	2.23	2.23	—	—	16.63	15.49	29,929	0.65	†	0.06	†	1.36	††
Global X Pure Gold Miners ETF
Institutional Shares
2011(3) (Unaudited)	15.15	—	1.31	1.31	—	—	16.46	8.65	3,293	0.59	†	(0.06	)†	—	††
Global X Uranium ETF
Institutional Shares
2011(4) (Unaudited)	16.78	0.25	(2.43)	(2.18)	(0.39)	—	14.21	(13.67)	267,169	0.69	†	2.85	†	0.60	††
Global X Aluminum ETF
Institutional Shares
2011(5) (Unaudited)	15.27	0.04	0.41	0.45	—	—	15.72	2.95	5,502	0.69	†	0.79	†	—	††
Global X Gold Explorers ETF
Institutional Shares
2011(6) (Unaudited)	15.49	(0.06)	3.12	3.06	—	—	18.55	19.75	25,967	0.65	†	(0.65	)†	13.05	††
Global X Brazil Mid Cap ETF
Institutional Shares
2011(Unaudited)	18.28	0.23	0.57	0.80	(0.23)	(0.02)	18.83	4.53	32,961	0.69	†	2.59	†	5.32	††
2010(7)	15.16	0.08	3.04	3.12	—	—	18.28	20.58	29,242	0.69	†	1.24	†	2.69	††
Global X Brazil Financials ETF
Institutional Shares
2011(Unaudited)	17.40	0.23	(0.04)	0.19	(0.09)	—	17.50	1.11	9,626	0.77	†	2.83	†	7.23	††
2010(8)	15.08	0.05	2.27	2.32	—	—	17.40	15.38	7,829	0.77	†	1.15	†	—	††
Global X Brazil Consumer ETF
Institutional Shares
2011(Unaudited)	19.95	0.13	0.25	0.38	(0.02)	(0.01)	20.30	1.93	33,495	0.77	†	1.32	†	9.87	††
2010(9)	15.48	—	4.47	4.47	—	—	19.95	28.88	24,934	0.77	†	0.07	†	4.72	††
Global X FTSE Colombia 20 ETF
Institutional Shares
2011(Unaudited)(12)	22.99	0.10	(1.58)	(1.48)	(0.13)	(0.08)	21.30	(6.42)	155,083	0.84	†@	1.04	†	29.18	††
2010(11)	13.92	0.16	9.44	9.60	(0.53)	—	22.99	71.28	196,355	0.86		0.77		40.95
2009(10)(11)	7.50	0.25	6.17	6.42	—	—	13.92	85.60	6,960	0.86		2.93		1.94	††

(1)	The Fund commenced operations on April 19, 2010.
(2)	The Fund commenced operations on July 22, 2010.
(3)	The Fund commenced operations on March 14, 2011.
(4)	The Fund commenced operations on November 4, 2010.
(5)	The Fund commenced operations on January 4, 2011.
(6)	The Fund commenced operations on November 3, 2010.
(7)	The Fund commenced operations on June 21, 2010.
(8)	The Fund commenced operations on July 28, 2010.
(9)	The Fund commenced operations on July 7, 2010.
(10)	The Fund commenced operations on February 5, 2009.
(11)	Per share amounts have been restated for a 2 for 1 share split on April 12, 2011. (See Note 8 in Notes to Financial Statements)
(12)	Per share amounts have been adjusted for a 2 for 1 share split on April 12, 2011. (See Note 8 in Notes to Financial Statements)
*	Per share calculations were performed using average shares.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes the effects of in-kind transfers.
@	The Ratio of Expenses to Average Net Assets includes the effect of a waiver. If these expense offsets were excluded, the ratio would have been 0.85%, 0.86 and 0.86% for the period ended April 31, 2011 and fiscal years ended 2010, 2009, respectively.

Amounts	designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period($)	Net Investment Income (Loss)($)*	Net Realized and Unrealized Gain (Loss) on Investments($)	Total from Operations($)	Distribution from Net Investment Income($)	Distribution from Capital Gains($)	Net Asset Value, End of Period ($)	Total Return **(%)	Net Assets End of Period ($000)	Ratio of Expenses to Average Net Assets(%)		Ratio of Net Investment Income (Loss) to Average Net Assets(%)		Portfolio Turnover (%)
Global X FTSE Nordic Region ETF
Institutional Shares
2011(Unaudited)	19.22	0.49	3.26	3.75	(0.17)	—	22.80	19.67	34,433	0.50	†	4.85	†	4.18	††
2010	16.07	0.32	2.84	3.16	(0.01)	—	19.22	19.68	12,683	0.50		1.91		4.07
2009(1)	14.50	(0.02)	1.59	1.57	—	—	16.07	10.83	3,375	0.50	†	(0.50)		0.70	††
Global X FTSE Norway 30 ETF
Institutional Shares
2011(2) (Unaudited)	14.80	0.33	2.66	2.99	(0.01)	—	17.78	20.20	51,559	0.50	†	4.26	†	1.18	††
Global X FTSE Argentina 20 ETF
Institutional Shares
2011(3) (Unaudited)	14.93	0.12	0.27	0.39	—	—	15.32	2.61	3,830	0.74	†	5.01		7.74	††
Global X FTSE Andean 40 ETF
Institutional Shares
2011(4) (Unaudited)	14.88	0.08	0.48	0.56	—	—	15.44	3.76	7,720	0.72	†	2.24	†	3.44	††
Global X FTSE ASEAN 40 ETF
Institutional Shares
2011(5) (Unaudited)	15.08	0.11	1.39	1.50	—	—	16.58	9.95	2,487	0.65	†	3.38	†	2.36	††
Global X China Consumer ETF
Institutional Shares
2011(Unaudited)	20.33	0.01	(1.89)	(1.88)	(0.19)	—	18.26	(9.22)	189,917	0.65	†	0.13	†	6.11	††
2010(6)	15.65	0.17	4.51	4.68	—	—	20.33	29.90	174,875	0.65	†	1.03	†	3.91	††
Global X China Energy ETF
Institutional Shares
2011(Unaudited)	15.72	0.06	1.89	1.95	(0.14)	—	17.53	12.50	10,519	0.65	†	0.80	†	4.29	††
2010(7)	15.02	0.23	0.47	0.70	—	—	15.72	4.66	4,717	0.65	†	1.80	†	20.55	††
Global X China Financials ETF
Institutional Shares
2011(Unaudited)	14.77	(0.03)	(0.52)	(0.55)	(0.32)	—	13.90	(3.63)	7,646	0.65	†	(0.43	)†	24.98	††
2010(8)	14.90	0.27	(0.40)	(0.13)	—	—	14.77	(0.87)	70,158	0.65	†	2.26	†	14.42	††
Global X China Industrials ETF
Institutional Shares
2011(Unaudited)	17.13	0.03	(0.15)	(0.12)	(0.23)	—	16.78	(0.65)	8,392	0.65	†	0.36	†	12.75	††
2010(6)	15.50	0.08	1.55	1.63	—	—	17.13	10.52	12,850	0.65	†	0.61	†	12.74	††
Global X China Technology ETF
Institutional Shares
2011(Unaudited)	17.21	—	2.49	2.49	(0.03)	(0.13)	19.54	14.59	5,861	0.65	†	—	†	8.59	††
2010(9)	14.90	0.03	2.28	2.31	—	—	17.21	15.50	4,301	0.65	†	0.24	†	5.15	††
Global X China Materials ETF
Institutional Shares
2011(Unaudited)	14.59	(0.01)	(0.19)	(0.20)	(0.14)	—	14.25	(1.30)	6,415	0.65	†	(0.13	)†	20.75	††
2010(10)	14.95	0.02	(0.38)	(0.36)	—	—	14.59	(2.41)	57,642	0.65	†	0.23	†	6.13	††

(1)	The Fund commenced operations on August 17, 2009.
(2)	The Fund commenced operations on November 9, 2010.
(3)	The Fund commenced operations on March 2, 2011.
(4)	The Fund commenced operations on February 2, 2011.
(5)	The Fund commenced operations on February 16, 2011.
(6)	The Fund commenced operations on November 30, 2009.
(7)	The Fund commenced operations on December 15, 2009.
(8)	The Fund commenced operations on December 10, 2009.
(9)	The Fund commenced operations on December 8, 2009.
(10)	The Fund commenced operations on January 12, 2010.
*	Per share calculations were performed using average shares.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes the effects of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain on Investments($)	Total from Operations($)	Distribution from Net Investment Income ($)	Net Asset Value End of Period ($)	Total Return **(%)	Net Assets End of Period ($000)	Ratio of Expenses to Average Net Assets(%)		Ratio of Net Investment Income (Loss) to Average Net Assets(%)		Portfolio Turnover (%)
Global X Russell Emerging Markets Growth ETF
Institutional Shares
2011(1) (Unaudited)	25.11	0.09	1.06	1.15	—	26.26	4.58	2,626	0.69	†	1.37	†	—	††
Global X Russell Emerging Markets Value ETF
Institutional Shares
2011(1) (Unaudited)	24.98	0.02	1.94	1.96	—	26.94	7.85	2,694	0.69	†	0.34	†	—	††
Global X S&P/TSX Venture 30 Canada ETF
Institutional Shares
2011(2) (Unaudited)	15.04	(0.02)	1.44	1.42	—	16.46	9.44	4,114	0.75	†	(0.75	)†	—	††
Global X Oil Equities ETF
Institutional Shares
2011(3) (Unaudited)	15.08	—	0.74	0.74	—	15.82	4.91	3,954	0.49	†	(0.08	)†	—	††
Global X Waste Management ETF
Institutional Shares
2011(4) (Unaudited)	14.87	—	0.38	0.38	—	15.25	2.56	3,050	0.65	†	0.43	†	—	††

(1)	The Fund commenced operations on January 24, 2011.
(2)	The Fund commenced operations on March 16, 2011.
(3)	The Fund commenced operations on March 14, 2011.
(4)	The Fund commenced operations on April 12, 2011.
*	Per share calculations were performed using average shares.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes the effects of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2011 (UNAUDITED)

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware Statutory Trust formed on March 6, 2008. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of April 30, 2011, the Trust consisted of the following fifty-five, non-diversified investment portfolios: Global X FTSE Nordic Region ETF1, Global X FTSE Denmark 30 ETF, Global X FTSE Finland 30 ETF, Global X FTSE Norway 30 ETF, Global X FTSE Argentina 20 ETF, Global X FTSE Colombia 20 ETF2, Global X FTSE Philippines PSEi ETF3, Global X FTSE United Arab Emirates 20 ETF, Global X Emerging Africa ETF4, Global X Pakistan KSE30 ETF, Global X China Consumer ETF, Global X China Energy ETF, Global X China Financials ETF, Global X China Industrials ETF, Global X China Materials ETF, Global X China Technology ETF, Global X Copper Miners ETF, Global X Pure Gold Miners ETF5, Global X Platinum Miners ETF, Global X Silver Miners ETF, Global X Brazil Consumer ETF, Global X Brazil Financials ETF, Global X Brazil Industrials ETF, Global X Brazil Materials ETF, Global X Brazil Utilities ETF, Global X Brazil Mid Cap ETF, Global X China Mid Cap, Global X Aluminum ETF, Global X Lithium ETF, Global X Uranium ETF, Global X Fishing Industry ETF6, Global X Food ETF, Global X Shipping ETF, Global X Waste Management ETF, Global X Gold Explorers ETF, Global X Russell Emerging Markets Growth ETF, Global X Russell Emerging Markets Value ETF, Global X Next 11 ETF, Global X FTSE ASEAN 40 ETF, Global X FTSE Andean 40 ETF, Global X S&P/TSX Venture 30 Canada ETF 7, Global X Oil Equities ETF, Global X Auto ETF, Global X UK Mid-Cap ETF, Global X Mexico Small-Cap ETF, Global X Hong Kong Small-Cap ETF, Global X Germany Small-Cap ETF, Global X Singapore Small-Cap ETF, Global X South Korea Small-Cap ETF, Global X Taiwan Small-Cap ETF, Global X Rare Earths ETF, Global X Strategic Metals ETF, Global X Fertilizers/Potash ETF, Global X SuperDividend ETF, and Global X Canada Preferred ETF (each a “Fund”, collectively the “Funds”).8 As of April 30, 2011, the following investment portfolios were operational: Global X FTSE Nordic Region ETF, Global X FTSE Norway 30 ETF, Global X FTSE Argentina 20 ETF, Global X FTSE Colombia 20 ETF, Global X China Consumer ETF, Global X China Energy ETF, Global X China Financials ETF, Global X China Industrials ETF, Global X China Materials ETF, Global X China Technology ETF, Global X Copper Miners ETF, Global X Pure Gold Miners ETF, Global X Silver Miners ETF, Global X Brazil Consumer ETF, Global X Brazil Financials ETF, Global X Brazil Mid Cap ETF, Global X Aluminum ETF, Global X Lithium ETF, Global X Uranium ETF, Global X Waste Management ETF, Global X Gold Explorers ETF, Global X Russell Emerging Markets Growth ETF, Global X Russell Emerging Markets Value ETF, Global X FTSE ASEAN 40 ETF, Global X FTSE Andean 40 ETF, Global X S&P/TSX Venture 30 Canada ETF, and Global X Oil Equities ETF.9

[1]	Effective March 1, 2011, the name of Global X Nordic 30 ETF was changed to Global X Nordic Region ETF.
[2]	Effective March 1, 2011, the name of Global X/Interbolsa FTSE Colombia 20 ETF was changed to Global X FTSE Colombia 20 ETF.
[3]	Effective March 1, 2011, the name of Global X Philippines 30 ETF was changed to Global X Philippines PSEi ETF.
[4]	Effective March 1, 2011, the name of Global X Emerging Africa NR-40 ETF was changed to Global X Emerging Africa ETF.
[5]	Effective March 1, 2011, the name of Global X Gold Miners ETF was changed to Global X Pure Gold Miners ETF.
[6]	Effective March 1, 2011, the name of Global X Fishing ETF was changed to Global X Fishing Industry ETF.
[7]	Effective March 17, 2011, the name of the Global X S&P/TSX Venture Canada ETF was changed to Global X S&P/TSX Venture 30 Canada ETF.
[8]	On May 11, 2011, the Trust added the following investment portfolios: Global X Farming ETF, Global X MLP ETF, and Global X MLP Natural Gas ETF.
[9]

Since April 30, 2011, the following funds have become operational (start date in parentheses): Global X Food ETF (May 2, 2011), Global X Fishing Industry ETF (May 3, 2011), Global X Mexico Small-Cap ETF (May 4, 2011), Global X Auto ETF (May 18, 2011), Global X Canada Preferred ETF (May 24, 2011), Global X Fertilizers/Potash ETF (May 25, 2011), Global X Farming ETF (June 1, 2011), Global X SuperDividend ETF (June 8, 2011).

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2011 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principals (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2011 there were $153,590, $147,212, $15,392 and $58,342, of fair valued securities in the Global X Brazil Mid Cap ETF, Global X Brazil Consumer ETF, Global X China Industrials ETF and Global X China Materials ETF, respectively. As of April 30, 2011, no other Fund has fair valued securities.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2011 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (concluded)

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund’s calculated their net asset value. The closing prices of such securities may no longer reflect their market value at the time the Funds calculated net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Sub-administrator, SEI Investments Global Funds Services (“SEIGFS”), monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Funds calculate net asset value. If price movements in a monitored index or security exceed levels established by the Sub-administrator, the Sub-administrator notifies the Adviser that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the funds have has the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term) Investments are classified within the level of the lowest significant input considered in determining fair value.

Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2011 there has been no significant changes to the Funds’ fair valuation methodologies.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2011 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FEDERAL INCOME TAXES — It is the Funds’ intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of (i) investment securities, (ii) income and (iii) expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds’ do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute substantially all of their net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

CREATION UNITS — The Funds issue and redeem shares (“Shares”) at NAV and only in large blocks of Shares, (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee per

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2011 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

CREATION UNITS (concluded)

transaction on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee
Global X Silver Miners ETF	50,000	$1,000	$1,422,500	$1,000
Global X Lithium ETF	50,000	1,000	1,125,500	1,000
Global X Copper Miners ETF	50,000	1,000	1,018,000	1,000
Global X Pure Gold Miners ETF	50,000	1,000	823,000	1,000
Global X Uranium ETF	50,000	1,000	710,500	1,000
Global X Aluminum ETF	50,000	1,000	786,000	1,000
Global X Gold Explorers ETF	50,000	1,000	927,500	1,000
Global X Brazil Mid Cap ETF	50,000	1,900	941,500	1,900
Global X Brazil Financials ETF	50,000	1,500	875,000	1,500
Global X Brazil Consumer ETF	50,000	1,500	1,015,000	1,500
Global X FTSE Colombia 20 ETF	50,000	2,500	1,065,000	2,500
Global X FTSE Nordic Region ETF	50,000	1,400	1,140,000	1,400
Global X FTSE Norway 30 ETF	50,000	1,400	889,000	1,400
Global X FTSE Argentina 20 ETF	50,000	1,000	766,000	1,000
Global X FTSE Andean 40 ETF	50,000	2,300	772,000	2,300
Global X ASEAN 40 ETF	50,000	2,300	829,000	2,300
Global X China Consumer ETF	50,000	1,900	913,000	1,900
Global X China Energy ETF	50,000	1,900	876,500	1,900
Global X China Financials ETF	50,000	1,900	695,000	1,900
Global X China Industrials ETF	50,000	1,900	839,000	1,900
Global X China Technology ETF	50,000	1,900	977,000	1,900
Global X China Materials ETF	50,000	1,900	712,500	1,900
Global X Russell Emerging Markets Growth ETF	50,000	4,500	1,313,000	4,500
Global X Russell Emerging Markets Value ETF	50,000	4,500	1,347,000	4,500
Global X S&P/TSX Venture 30 Canada ETF	50,000	1,000	823,000	1,000
Global X Oil Equities ETF	50,000	1,000	791,000	1,000
Global X Waste Management ETF	50,000	1,000	762,500	1,000

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2011 (UNAUDITED)

3. RELATED PARTY TRANSACTIONS (continued)

structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly a fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses and extraordinary expenses (such as litigation and indemnification expenses). In addition, the Global X FTSE Colombia 20 ETF and Global X FTSE Argentina 20 ETF pays, or would be required to pay, custodial fees that are not covered by the Supervision and Administration Agreement.

Supervision and Administration Fee
Global X Silver Miners ETF	0.65%
Global X Lithium ETF	0.75%
Global X Copper Miners ETF	0.65%
Global X Pure Gold Miners ETF	0.59%
Global X Uranium ETF	0.69%
Global X Aluminum ETF	0.69%
Global X Gold Explorers ETF	0.65%
Global X Brazil Mid Cap ETF	0.69%
Global X Brazil Financials ETF	0.77%
Global X Brazil Consumer ETF	0.77%
Global X FTSE Colombia 20 ETF*	0.68%
Global X FTSE Nordic Region ETF	0.50%
Global X FTSE Norway 30 ETF	0.50%
Global X FTSE Argentina 20 ETF*	0.74%
Global X FTSE Andean 40 ETF	0.72%
Global X ASEAN 40 ETF	0.65%
Global X China Consumer ETF	0.65%
Global X China Energy ETF	0.65%
Global X China Financials ETF	0.65%
Global X China Industrials ETF	0.65%
Global X China Technology ETF	0.65%
Global X China Materials ETF	0.65%
Global X Russell Emerging Markets Growth ETF	0.69%
Global X Russell Emerging Markets Value ETF	0.69%
Global X S&P/TSX Venture 30 Canada ETF	0.75%
Global X Oil Equities ETF	0.49%
Global X Waste Management ETF	0.65%

*	The Global X FTSE Colombia 20 ETF and the Global X FTSE Argentina 20 ETF paid 0.16% and 0.00%, respectively in Custody Fees (in addition to the Supervision and Administration Fee) during the period ended April 30, 2011.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2011 (UNAUDITED)

3. RELATED PARTY TRANSACTIONS (concluded)

The Adviser and InterBolsa S.A. (“InterBolsa”), one of the leading broker-dealers located in Colombia, entered into an agreement, pursuant to which InterBolsa has agreed to provide certain marketing, marketing-related and other services and allows the use of InterBolsa’s name and brand with respect to the Global X FTSE Colombia 20 ETF. Under this agreement, InterBolsa agreed to make an initial payment to the Adviser regarding certain start up expenses for the Fund and the Adviser has agreed to share with InterBolsa fifty percent (50%) of the Adviser’s legitimate profits and losses with respect to the Global X FTSE Colombia 20 ETF.

The Adviser and MCCA Lithium ETF, LLC (“MCCA”), a single purpose limited liability firm, have entered into an agreement, pursuant to which MCCA has agreed to assist the Adviser, in its capacity as sponsor of the Global X Lithium ETF, by providing initial capital and additional financial resources to the Adviser in connection with the listing, launch and the continuing operation of the Global X Lithium Fund. In return, the Adviser has agreed to compensate MCCA for its financial assistance to the Adviser with respect to the Global X Lithium ETF by sharing with MCCA fifty percent (50%) of the Adviser’s Net Profits with respect to the Global X Lithium ETF. For this purpose, the term Net Profits means, for any calendar quarter, the total management fees received by the Adviser with respect to the Global X Lithium ETF less direct expenses, marketing expenses and overhead expenses for the Global X Lithium ETF during such quarter. In the event that there are no Net Profits with respect to the Global X Lithium ETF in any calendar quarter, MCCA shall pay fifty percent of the negative shortfall in Net Profits to the Adviser. The agreement between the parties does not contemplate that MCCA or any of its affiliates will be involved directly or indirectly in the distribution of shares of the Global X Lithium ETF.

SEIGFS serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Funds underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2011 (UNAUDITED)

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2011, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X Silver Miners ETF	$67,861,826	$32,922,228
Global X Lithium ETF	19,591,480	7,209,321
Global X Copper Miners ETF	9,814,496	3,128,826
Global X Gold Explorers ETF	6,147,814	2,965,521
Global X Uranium ETF	33,926,333	1,121,539
Global X Aluminum ETF	211,126	—
Global X Pure Gold Miners ETF	—	—
Global X Brazil Mid Cap ETF	1,665,052	4,032,906
Global X Brazil Financials ETF	693,627	649,552
Global X Brazil Consumer ETF	3,117,449	4,537,352
Global X FTSE Colombia 20 ETF	51,294,017	47,338,696
Global X FTSE Nordic Region ETF	1,817,478	950,375
Global X FTSE Norway 30 ETF	2,660,625	320,871
Global X FTSE Argentina 20 ETF	418,633	292,127
Global X FTSE Andean 40 ETF	3,556,085	239,519
Global X FTSE ASEAN 40 ETF	790,853	43,857
Global X China Consumer ETF	36,325,853	10,550,703
Global X China Energy ETF	1,121,776	347,075
Global X China Financials ETF	6,686,013	6,633,836
Global X China Industrials ETF	1,850,225	1,286,645
Global X China Technology ETF	960,283	443,553
Global X China Materials ETF	5,762,615	5,434,793
Global X Russell Emerging Markets Growth ETF	426,954	—
Global X Russell Emerging Markets Value ETF	374,687	—
Global X S&P/TSX Venture 30 Canada ETF	—	—
Global X Oil Equities ETF	—	—
Global X Waste Management ETF	44,981	—

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2011 (UNAUDITED)

4. INVESTMENT TRANSACTIONS (concluded)

For the period ended April 30, 2011, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X Silver Miners ETF	$373,879,714	$53,750,708	$15,635,435
Global X Lithium ETF	100,350,670	18,824,713	4,954,937
Global X Copper Miners ETF	94,412,333	36,378,372	214,660
Global X Pure Gold Miners ETF	3,052,144	—	—
Global X Uranium ETF	335,521,904	40,008,195	4,338,070
Global X Aluminum ETF	5,145,616	—	—
Global X Gold Explorers ETF	23,726,433	3,236,264	(97,847)
Global X Brazil Mid Cap ETF	6,181,675	1,340,119	(61,539)
Global X Brazil Financials ETF	1,675,018	—	—
Global X Brazil Consumer ETF	11,161,468	1,489,065	46,095
Global X FTSE Colombia 20 ETF	9,387,610	40,624,972	5,374,907
Global X FTSE Nordic Region ETF	17,030,340	642,932	(67,310)
Global X FTSE Norway 30 ETF	51,781,427	8,139,326	(34,570)
Global X FTSE Argentina 20 ETF	3,622,084	—	—
Global X FTSE Andean 40 ETF	4,006,971	—	—
Global X FTSE ASEAN 40 ETF	1,582,618	—	—
Global X China Consumer ETF	42,173,944	34,935,987	8,076,487
Global X China Energy ETF	4,758,439	834,054	260,833
Global X China Financials ETF	—	58,577,667	(469,371)
Global X China Industrials ETF	—	4,678,184	357,920
Global X China Technology ETF	874,845	586,547	289,119
Global X China Materials ETF	1,528,181	54,150,081	11,470,204
Global X Russell Emerging Markets Growth ETF	2,090,985	—	—
Global X Russell Emerging Markets Value ETF	2,136,553	—	—
Global X S&P/TSX Venture 30 Canada ETF	4,829,680	830,075	(9,390)
Global X Oil Equities ETF	3,853,036	—	—
Global X Waste Management ETF	2,923,494	—	—

During the period ended April 30, 2011, there were no purchases or sales of long-term U.S. Government securities for the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2011 (UNAUDITED)

5. TAX INFORMATION (continued)

The tax character of dividends and distributions paid during the last period ended October 31, 2010 and 2009 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Totals
Global X FTSE Colombia 20 ETF
2010	$264,734	$—	$264,734
2009	$—	$—	$—
Global X FTSE Nordic Region ETF
2010	$2,158	$—	$2,158
2009	$—	$—	$—

As of October 31, 2010, the components of Distributable Earnings on a tax basis were as follows:

	Global X Silver Miners ETF	Global X Lithium ETF	Global X Copper Miners ETF
Undistributed Ordinary Income	$2,989,314	$1,619,934	$367,992
Capital Loss Carryforwards	—	—	(10,213)
Unrealized Appreciation on Investments and Foreign Currency	26,532,154	5,620,698	400,798
Other Temporary Differences	—	13,433	—

Total Distributable Earnings	$29,521,468	$7,254,065	$758,577

	Global X Brazil Mid Cap ETF	Global X Brazil Financials ETF	Global X Brazil Consumer ETF
Undistributed Ordinary Income	$318,873	$13,826	$26,760
Capital Loss Carryforwards	—	(3)	—
Unrealized Appreciation on Investments and Foreign Currency	2,367,748	495,514	2,311,009

Total Distributable Earnings	$2,686,621	$509,337	$2,337,769

	Global X FTSE Colombia 20 ETF	Global X FTSE Nordic Region ETF	Global X China Consumer ETF
Undistributed Ordinary Income	$891,803	$150,580	$1,734,523
Undistributed Long-Term Capital Gain	456,069	—	—
Capital Loss Carryforwards	—	(7,319)	(173,208)
Unrealized Appreciation on Investments and Foreign Currency	20,832,547	1,529,491	19,923,248
Other Temporary Differences	—	78	—

Total Distributable Earnings	$22,180,419	$1,672,830	$21,484,563

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2011 (UNAUDITED)

5. TAX INFORMATION (continued)

	Global X China Energy ETF	Global X China Financials ETF	Global X China Industrials ETF
Undistributed Ordinary Income	$61,491	$1,177,309	$149,709
Capital Loss Carryforwards	—	(626,459)	(220,121)
Unrealized Appreciation on Investments and Foreign Currency	155,823	2,240,678	540,341

Total Distributable Earnings	$217,314	$2,791,528	$469,929

	Global X China Technology ETF	Global X China Materials ETF
Undistributed Ordinary Income	$45,879	$336,119
Unrealized Appreciation on Investments and Foreign Currency	493,901	10,604,595

Total Distributable Earnings	$539,780	$10,940,714

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2010, the Funds that had capital loss carryforwards are listed below.

	Global X Copper Miners ETF	Global X Brazil Financials ETF	Global X FTSE Nordic Region ETF	Global X China Consumer ETF	Global X China Financials ETF	Global X China Industrials ETF
Oct. 2018	$10,213	$3	$7,319	$173,208	$626,459	$220,121

Total	$10,213	$3	$7,319	$173,208	$626,459	$220,121

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2011 (UNAUDITED)

5. TAX INFORMATION (concluded)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2011 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Silver Miners ETF	$508,993,282	$128,670,867	$(1,974,556)	$126,696,311
Global X Lithium ETF	230,868,031	34,301,190	(15,082,090)	19,219,100
Global X Copper Miners ETF	94,293,237	12,098,292	(1,465,340)	10,632,952
Global X Pure Gold Miners ETF	3,052,144	303,650	(63,625)	240,025
Global X Uranium ETF	332,421,702	586,248	(65,490,216)	(64,903,968)
Global X Aluminum ETF	5,356,742	266,072	(134,733)	131,339
Global X Gold Explorers ETF	24,342,871	2,445,686	(788,235)	1,657,451
Global X Brazil Mid Cap ETF	28,798,493	4,464,032	(542,333)	3,921,699
Global X Brazil Financials ETF	9,012,505	767,383	(236,109)	531,274
Global X Brazil Consumer ETF	30,743,787	3,915,271	(1,382,270)	2,533,001
Global X FTSE Colombia 20 ETF	148,969,157	8,128,369	(2,352,386)	5,775,983
Global X FTSE Nordic Region ETF	28,370,414	6,153,815	(275,923)	5,877,892
Global X FTSE Norway 30 ETF	45,924,822	5,453,263	(308,626)	5,144,637
Global X FTSE Argentina 20 ETF	4,238,367	200,323	(150,246)	50,077
Global X FTSE Andean 40 ETF	7,307,664	554,340	(158,307)	396,033
Global X FTSE ASEAN 40 ETF	2,329,467	161,624	(3,635)	157,989
Global X China Consumer ETF	191,687,324	12,557,299	(14,327,347)	(1,770,048)
Global X China Energy ETF	9,456,385	1,253,075	(220,606)	1,032,469
Global X China Financials ETF	8,101,835	390,569	(843,776)	(453,207)
Global X China Industrials ETF	8,649,197	1,571,224	(1,691,363)	(120,139)
Global X China Technology ETF	5,000,518	1,237,905	(399,326)	838,579
Global X China Materials ETF	6,598,917	726,257	(916,261)	(190,004)
Global X Russell Emerging Markets Growth ETF	2,518,379	171,079	(63,003)	108,076
Global X Russell Emerging Markets Value ETF	2,511,239	237,984	(43,704)	194,280
Global X S&P/TSX Venture 30 Canada ETF	4,690,211	288,623	(161,735)	126,888
Global X Oil Equities ETF	3,853,036	150,179	(49,468)	100,711
Global X Waste Management ETF	3,218,474	107,118	(25,926)	81,192

The preceding differences between book and tax cost are primarily due to mark to market treatment of passive foreign investment companies and wash sales.

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2011 (UNAUDITED)

6. CONCENTRATION OF RISKS (concluded)

may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds (other than the Global X Russell Emerging Markets Growth ETF and the Global X Russell Emerging Markets Value ETF) use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. The Global X Russell Emerging Markets Growth ETF and the Global X Russell Emerging Markets Value ETF use, and the other Funds may utilize, a representative sampling strategy with respect to its Underlying Index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its Underlying Index, or, in certain instances, when securities in the Underlying Index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the Underlying Indexes).

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2011 (UNAUDITED)

7. OTHER

At April 30, 2011, the total Shares outstanding that were held by Authorized Participants were as follows. The Authorized Participants have entered into an agreement with the Funds’ Distributor.

	Authorized Participants	Percentage of Shares Outstanding
Global X Silver Miners ETF	6	100%
Global X Lithium ETF	4	100%
Global X Copper Miners ETF	5	100%
Global X Pure Gold Miners ETF	1	100%
Global X Uranium ETF	6	100%
Global X Aluminum ETF	2	100%
Global X Gold Explorers ETF	3	100%
Global X Brazil Mid Cap ETF	3	100%
Global X Brazil Financials ETF	3	100%
Global X Brazil Consumer ETF	3	100%
Global X FTSE Colombia 20 ETF	5	100%
Global X FTSE Nordic Region ETF	5	100%
Global X FTSE Norway 30 ETF	4	100%
Global X FTSE Argentina 20 ETF	3	100%
Global X FTSE Andean 40 ETF	3	100%
Global X FTSE ASEAN 40 ETF	1	100%
Global X China Consumer ETF	6	100%
Global X China Energy ETF	3	100%
Global X China Financials ETF	3	100%
Global X China Industrials ETF	1	100%
Global X China Technology ETF	3	100%
Global X China Materials ETF	2	100%
Global X Russell Emerging Markets Growth ETF	1	100%
Global X Russell Emerging Markets Value ETF	1	100%
Global X S&P/TSX Venture 30 Canada ETF	2	100%
Global X Oil Equities ETF	1	100%
Global X Waste Management ETF	2	100%

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties. Additionally, in the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2011 (UNAUDITED)

8. SHARE SPLIT

On April 12, 2011, the Global X Colombia 20 ETF Fund declared a 2 for 1 share split.

9. CHANGE OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Global X Funds have selected Ernst & Young LLP (“E&Y”) to serve as the Funds’ independent registered public accounting firm for the Funds’ fiscal year ended October 31, 2011. The decision to select E&Y was recommended by the Funds’ Audit Committee on December 21, 2010 and was approved by the Funds’ Board of Trustees on January 28, 2011. During the Global X Funds’ fiscal years ended October 31, 2009 and October 31, 2010, neither the Funds, their portfolios, nor anyone on their behalf, consulted with E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Global X Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Global X Funds or the Funds’ Board of Trustees with the performance of the Global X Funds’ prior independent registered public accounting firm, Sanville & Company (“Sanville”). The decision not to renew the engagement of Sanville, effective upon its completion of its audit for the fiscal year ended October 31, 2010, and to select E&Y was recommended by the Funds’ Audit Committee and approved by the Funds’ Board of Trustees. Sanville’s report on the Global X Funds’ financial statements for the fiscal years ended October 31, 2009 and October 31, 2010 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Global X Funds’ fiscal years ended October 31, 2009 and October 31, 2010 (i) there were no disagreements with Sanville on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Sanville, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Global X Funds’ financial statements for such years; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K.

10. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of April 30, 2011, there were no securities on loan for any of the Funds.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

APRIL 30, 2011 (UNAUDITED)

11. SUBSEQUENT EVENT

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Subsequent to period end, the following investment portfolios of the Trust commenced operations.

Fund Name	Commenced Operations
Global X Food ETF	May 2, 2011
Global X Fishing Industry ETF	May 3, 2011
Global X Mexico Small-Cap ETF	May 4, 2011
Global X Auto ETF	May 18, 2011
Global X Canada Preferred ETF	May 24, 2011
Global X Fertilizers/Potash ETF	May 25, 2011
Global X Farming ETF	June 1, 2011
Global X SuperDividend ETF	June 8, 2011

DISCLOSURE OF FUND EXPENSES

APRIL 30, 2011 (UNAUDITED)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

DISCLOSURE OF FUND EXPENSES (CONTINUED)

APRIL 30, 2011 (UNAUDITED)

	Beginning Account Value 11/1/2010	Ending Account Value 4/30/2011	Annualized Expense Ratios	Expenses Paid During Period
Global X Silver Miners ETF(1)
Actual Fund Return	$1,000.00	$1,421.30	0.65%	$3.90
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X Lithium ETF(1)
Actual Fund Return	$1,000.00	1,148.70	0.75	4.00
Hypothetical 5% Return	1,000.00	1,021.08	0.75	3.76
Global X Copper Miners ETF(1)
Actual Fund Return	$1,000.00	1,230.10	0.65	3.59
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X Pure Gold Miners ETF
Actual Fund Return	$1,000.00	1,086.50	0.59	0.81	(2)
Hypothetical 5% Return	1,000.00	1,021.87	0.59	2.96	(1)
Global X Uranium ETF
Actual Fund Return	$1,000.00	863.30	0.69	3.13	(3)
Hypothetical 5% Return	1,000.00	1,021.37	0.69	3.46	(1)
Global X Aluminum ETF
Actual Fund Return	$1,000.00	1,029.50	0.69	2.29	(4)
Hypothetical 5% Return	1,000.00	1,021.37	0.69	2.22	(1)
Global X Gold Explorers ETF
Actual Fund Return	$1,000.00	1,401.79	0.65	2.23	(5)
Hypothetical 5% Return	1,000.00	1,021.62	0.65	3.46	(1)
Global X Brazil Mid Cap ETF(1)
Actual Fund Return	$1,000.00	1,045.30	0.69	3.50
Hypothetical 5% Return	1,000.00	1,021.37	0.69	3.46
Global X Brazil Financials ETF(1)
Actual Fund Return	$1,000.00	1,011.10	0.77	3.84
Hypothetical 5% Return	1,000.00	1,020.98	0.77	3.86
Global X Brazil Consumer ETF(1)
Actual Fund Return	$1,000.00	1,019.30	0.77	3.86
Hypothetical 5% Return	1,000.00	1,020.98	0.77	3.86

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period.)
(2)

Commenced operations on March 14, 2011. Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 48/365 (to reflect the period from inception to date.)

(3)

Commenced operations on November 4, 2010. Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 178/365 (to reflect the period from inception to date.)

(4)

Commenced operations on January 4, 2011. Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 116/365 (to reflect the period from inception to date.)

(5)

Commenced operations on November 3, 2010. Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 179/365 (to reflect the period from inception to date.)

DISCLOSURE OF FUND EXPENSES (CONTINUED)

APRIL 30, 2011 (UNAUDITED)

	Beginning Account Value 11/1/2010	Ending Account Value 4/30/2011	Annualized Expense Ratios	Expenses Paid During Period
Global X FTSE Colombia 20 ETF(1)
Actual Fund Return	$1,000.00	$935.80	0.84%	$4.03
Hypothetical 5% Return	1,000.00	1,020.63	0.84	4.21
Global X FTSE Nordic Region ETF(1)
Actual Fund Return	$1,000.00	1,196.70	0.50	2.72
Hypothetical 5% Return	1,000.00	1,022.32	0.50	2.51
Global X FTSE Norway 30 ETF
Actual Fund Return	$1,000.00	1,202.00	0.50	2.61	(2)
Hypothetical 5% Return	1,000.00	1,022.32	0.50	2.51	(1)
Global X FTSE Argentina 20 ETF
Actual Fund Return	$1,000.00	1,026.10	0.74	1.23	(3)
Hypothetical 5% Return	1,000.00	1,021.12	0.74	3.71	(1)
Global X FTSE Andean 40 ETF
Actual Fund Return	$1,000.00	1,037.60	0.72	1.77	(4)
Hypothetical 5% Return	1,000.00	1,021.22	0.72	3.61	(1)
Global X FTSE ASEAN 40 ETF
Actual Fund Return	$1,000.00	1,099.50	0.65	1.38	(5)
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26	(1)
Global X China Consumer ETF(1)
Actual Fund Return	$1,000.00	907.80	0.65	3.07
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X China Energy ETF(1)
Actual Fund Return	$1,000.00	1,125.00	0.65	3.42
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X China Financials ETF(1)
Actual Fund Return	$1,000.00	963.70	0.65	3.16
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X China Industrials ETF(1)
Actual Fund Return	$1,000.00	993.50	0.65	3.21
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period.)
(2)

Commenced operations on November 9, 2010. Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 173/365 (to reflect the period from inception to date.)

(3)

Commenced operations on March 2, 2011. Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 60/365 (to reflect the period from inception to date.)

(4)

Commenced operations on February 2, 2011. Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 88/365 (to reflect the period from inception to date.)

(5)

Commenced operations on February 16, 2011. Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 179/365 (to reflect the period from inception to date.)

DISCLOSURE OF FUND EXPENSES (CONCLUDED)

APRIL 30, 2011 (UNAUDITED)

	Beginning Account Value 11/1/2010	Ending Account Value 4/30/2011	Annualized Expense Ratios	Expenses Paid During Period
Global X China Technology ETF(1)
Actual Fund Return	$1,000.00	$1,134.90	0.65%	$3.44
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X China Materials ETF(1)
Actual Fund Return	$1,000.00	987.00	0.65	3.20
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X Russell Emerging Markets Growth ETF
Actual Fund Return	$1,000.00	1,045.80	0.69	1.88	(2)
Hypothetical 5% Return	1,000.00	1,021.57	0.69	3.46	(1)
Global X Russell Emerging Markets Value ETF
Actual Fund Return	$1,000.00	1,078.50	0.69	1.91	(2)
Hypothetical 5% Return	1,000.00	1,022.96	0.69	3.46	(1)
Global X S&P/TSX Venture 30 Canada ETF
Actual Fund Return	$1,000.00	1,094.40	0.75	0.99	(3)
Hypothetical 5% Return	1,000.00	1,021.08	0.75	3.76	(1)
Global X Oil Equities ETF
Actual Fund Return	$1,000.00	1,049.10	0.49	0.66	(4)
Hypothetical 5% Return	1,000.00	1,022.36	0.49	2.46	(1)
Global X Waste Management ETF
Actual Fund Return	$1,000.00	1,025.60	0.65	0.34	(5)
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26	(1)

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period.)
(2)

Commenced operations on January 24, 2011. Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 97/365 (to reflect the period from inception to date.)

(3)

Commenced operations on March 16, 2011. Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 46/365 (to reflect the period from inception to date.)

(4)

Commenced operations on March 14, 2011. Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 48/365 (to reflect the period from inception to date.)

(5)

Commenced operations on April 12, 2011. Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 19/365 (to reflect the period from inception to date.)

SUPPLEMENTAL INFORMATION

APRIL 30, 2011 (UNAUDITED)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their Funds holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Funds. The information shown is for the full calendar quarter completed after the inception date through the date of the most recent calendar quarter end.

Information for the Global X Pure Gold Miners ETF, Global X Aluminum ETF, Global X FTSE Argentina 20 ETF, Global X FTSE Andean 40 ETF, Global X FTSE ASEAN 40 ETF, Global X Russell Emerging Markets Growth ETF, Global X Russell Emerging Markets Value ETF, Global X S&P/TSX Venture 30 Canada ETF, Global X Oil Equities ETF and Global X Waste Management ETF, showing the frequency distributions of premiums and discounts for the Funds are not presented as they did not have a full quarter of information as of April 30, 2011.

Each line in the table shows the number of trading days in which the Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

SUPPLEMENTAL INFORMATION (CONTINUED)

APRIL 30, 2011 (UNAUDITED)

	Percentage of Total Days
Premium/Discount Range	Global X Silver Miners ETF	Global X Lithium Miners ETF	Global X Copper Miners ETF	Global X Uranium ETF(1)	Global X Gold Explorers ETF(2)	Global X Brazil Mid Cap ETF
Greater than 3.0% and Less than 3.5%	—	0.82%	—	0.85%	0.84%	—
Greater than 2.5% and Less than 3.0%	0.82%	—	0.82%	—	—	—
Greater than 2.0% and Less than 2.5%	0.82%	0.82%	0.82%	2.54%	—	3.28%
Greater than 1.5% and Less than 2.0%	—	—	—	1.69%	—	25.41%
Greater than 1.0% and Less than 1.5%	1.64%	—	2.46%	6.78%	2.52%	23.77%
Greater than 0.5% and Less than 1.0%	20.49%	9.84%	28.69%	25.42%	22.69%	7.38%
Between 0.5% and -0.5%	73.77%	87.71%	59.83%	55.08%	73.95%	35.24%
Less than -0.5% and Greater than -1.0%	1.64%	—	6.56%	5.08%	—	4.10%
Less than -1.0% and Greater than -1.5%	0.82%	—	—	0.85%	—	—
Less than -1.5% and Greater than -2.0%	—	—	—	0.85%	—	—
Less than -2.0% and Greater than -2.5%	—	—	—	—	—	—
Less than -2.5% and Greater than -3.0%	—	—	—	—	—	—
Less than -3.0% and Greater than -3.5%	—	—	—	—	—	—

Total	100.00%	99.19%	99.18%	99.14%	100.00%	99.18%

	Number of Days
Premium/Discount Range	Global X Silver Miners ETF	Global X Lithium Miners ETF	Global X Copper Miners ETF	Global X Uranium ETF(2)	Global X Gold Explorers ETF(4)	Global X Brazil Mid Cap ETF
Greater than 3.0% and Less than 3.5%	—	1	—	1	1	—
Greater than 2.5% and Less than 3.0%	1	—	1	—	—	—
Greater than 2.0% and Less than 2.5%	1	1	1	3	—	4
Greater than 1.5% and Less than 2.0%	—	—	—	2	—	31
Greater than 1.0% and Less than 1.5%	2	—	3	8	3	29
Greater than 0.5% and Less than 1.0%	25	12	35	30	27	9
Between 0.5% and -0.5%	90	107	73	65	88	43
Less than -0.5% and Greater than -1.0%	2	—	8	6	—	5
Less than -1.0% and Greater than -1.5%	1	—	—	1	—	—
Less than -1.5% and Greater than -2.0%	—	—	—	1	—	—
Less than -2.0% and Greater than -2.5%	—	—	—	—	—	—
Less than -2.5% and Greater than -3.0%	—	—	—	—	—	—
Less than -3.0% and Greater than -3.5%	—	—	—	—	—	—

Total	122	121	121	117	119	121

SUPPLEMENTAL INFORMATION (CONTINUED)

APRIL 30, 2011 (UNAUDITED)

	Percentage of Total Days
Premium/Discount Range	Global X Brazil Financials ETF	Global X Brazil Consumer ETF	Global X FTSE Colombia 20 ETF	Global X FTSE Nordic Region ETF	Global X FTSE Norway 30 ETF(3)	Global X China Consumer ETF
Greater than 3.0% and Less than 3.5%	—	—	—	—	—	—
Greater than 2.5% and Less than 3.0%	0.82%	0.82%	—	—	—	—
Greater than 2.0% and Less than 2.5%	2.46%	4.92%	—	—	—	0.82%
Greater than 1.5% and Less than 2.0%	28.69%	21.31%	—	—	—	0.82%
Greater than 1.0% and Less than 1.5%	44.26%	16.39%	0.82%	—	6.09%	13.93%
Greater than 0.5% and Less than 1.0%	18.85%	3.28%	9.02%	18.85%	26.96%	27.05%
Between 0.5% and -0.5%	4.10%	45.90%	60.65%	78.68%	63.47%	43.44%
Less than -0.5% and Greater than -1.0%	—	5.74%	26.23%	1.64%	3.48%	9.02%
Less than -1.0% and Greater than -1.5%	—	1.64%	1.64%	—	—	3.28%
Less than -1.5% and Greater than -2.0%	—	—	0.82%	—	—	0.82%
Less than -2.0% and Greater than -2.5%	—	—	—	—	—	—
Less than -2.5% and Greater than -3.0%	—	—	—	—	—	—
Less than -3.0% and Greater than -3.5%	0.82%	—	—	—	—	—

Total	100.00%	100.00%	99.18%	99.17%	100.00%	99.18%

	Number of Days
Premium/Discount Range	Global X Brazil Financials ETF	Global X Brazil Consumer ETF	Global X FTSE Colombia 20 ETF	Global X FTSE Nordic Region ETF	Global X FTSE Norway 30 ETF(5)	Global X China Consumer ETF
Greater than 3.0% and Less than 3.5%	—	—	—	—	—	—
Greater than 2.5% and Less than 3.0%	1	1	—	—	—	—
Greater than 2.0% and Less than 2.5%	3	6	—	—	—	1
Greater than 1.5% and Less than 2.0%	35	26	—	—	—	1
Greater than 1.0% and Less than 1.5%	54	20	1	—	7	17
Greater than 0.5% and Less than 1.0%	23	4	11	23	31	33
Between 0.5% and -0.5%	5	56	74	96	73	53
Less than -0.5% and Greater than -1.0%	—	7	32	2	4	11
Less than -1.0% and Greater than -1.5%	—	2	2	—	—	4
Less than -1.5% and Greater than -2.0%	—	—	1	—	—	1
Less than -2.0% and Greater than -2.5%	—	—	—	—	—	—
Less than -2.5% and Greater than -3.0%	—	—	—	—	—	—
Less than -3.0% and Greater than -3.5%	1	—	—	—	—	—

Total	122	122	121	121	115	121

SUPPLEMENTAL INFORMATION (CONCLUDED)

APRIL 30, 2011 (UNAUDITED)

	Percentage of Total Days
Premium/Discount Range	Global X China Energy ETF	Global X China Financials ETF	Global X China Industrials ETF	Global X China Technology ETF	Global X China Materials ETF
Greater than 3.0% and Less than 3.5%	—	—	—	—	—
Greater than 2.5% and Less than 3.0%	—	—	—	—	—
Greater than 2.0% and Less than 2.5%	—	—	—	0.82%	—
Greater than 1.5% and Less than 2.0%	2.46%	0.82%	0.82%	—	0.82%
Greater than 1.0% and Less than 1.5%	8.20%	2.46%	3.28%	—	2.46%
Greater than 0.5% and Less than 1.0%	24.59%	13.11%	8.20%	5.74%	9.02%
Between 0.5% and -0.5%	47.54%	42.62%	59.01%	81.14%	53.28%
Less than -0.5% and Greater than -1.0%	11.48%	24.59%	18.03%	10.66%	20.49%
Less than -1.0% and Greater than -1.5%	4.10%	12.30%	7.38%	1.64%	9.02%
Less than -1.5% and Greater than -2.0%	0.82%	2.46%	2.46%	—	3.28%
Less than -2.0% and Greater than -2.5%	—	—	0.82%	—	0.82%
Less than -2.5% and Greater than -3.0%	—	0.82%	—	—	—
Less than -3.0% and Greater than -3.5%	—	—	—	—	—

Total	99.19%	99.18%	100.00%	100.00%	99.19%

	Number of Days
Premium/Discount Range	Global X China Energy ETF	Global X China Financials ETF	Global X China Industrials ETF	Global X China Technology ETF	Global X China Materials ETF
Greater than 3.0% and Less than 3.5%	—	—	—	—	—
Greater than 2.5% and Less than 3.0%	—	—	—	—	—
Greater than 2.0% and Less than 2.5%	—	—	—	1	—
Greater than 1.5% and Less than 2.0%	3	1	1	—	1
Greater than 1.0% and Less than 1.5%	10	3	4	—	3
Greater than 0.5% and Less than 1.0%	30	16	10	7	11
Between 0.5% and -0.5%	58	52	72	99	65
Less than -0.5% and Greater than -1.0%	14	30	22	13	25
Less than -1.0% and Greater than -1.5%	5	15	9	2	11
Less than -1.5% and Greater than -2.0%	1	3	3	—	4
Less than -2.0% and Greater than -2.5%	—	—	1	—	1
Less than -2.5% and Greater than -3.0%	—	1	—	—	—
Less than -3.0% and Greater than -3.5%	—	—	—	—	—

Total	121	121	122	122	121

(1)	The Fund commenced operations on November 4, 2010.
(2)	The Fund commenced operations on November 3, 2010.
(3)	The Fund commenced operations on November 9, 2010.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the mutual fund, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each fund’s investment advisory agreement and approve each agreement with such changes as the Independent Trustees deem appropriate.

At a quarterly Board meeting held on November 17, 2010, the Board of Trustees (including the Independent Trustees) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund covered by this Semi-Annual Report (other than the Global X FTSE Andean 40 ETF, Global X FTSE ASEAN 40 ETF, Global X Russell Emerging Markets Growth ETF, Global X Russell Emerging Markets Value ETF, Global S&P/TSX Venture 30 Canada ETF and the Global X Oil Equities ETF) (each a “Renewal Fund”) and (ii) the Supervision and Administration Agreement between the Trust (“Renewal Supervision and Administration Agreement”), on behalf of each Renewal Fund, and Global X Management Company (“Global X Management”). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”

At the November 17, 2010 meeting, the Board (including the Independent Trustees) also initially considered and unanimously approved (i) the initial Investment Advisory Agreement (“New Fund Investment Advisory Agreement”) for the Global X FTSE Andean 40 ETF, Global X FTSE ASEAN 40 ETF, Global X Russell Emerging Markets Growth ETF, Global X Russell Emerging Markets Value ETF, Global X S&P/TSX Venture 30 Canada ETF and the Global X Oil Equities ETF (each a “New Fund”) and (ii) the Supervision and Administration Agreement (“New Fund Supervision and Administration Agreement”) between the Trust, on behalf each of each New Fund, and Global X Management. The New Fund Investment Advisory Agreement and New Fund Supervision and Administration Agreement are referred to herein as the “New Fund Agreements.”

In advance of the Board meeting, the Board (including the Independent Trustees) requested (in writing) detailed information from Global X Management in connection with their consideration of the Renewal Agreements and the New Fund Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information.

In determining to approve the New Fund Agreements and the continuation of the Renewal Agreements for each New Fund or Renewal Fund (as applicable), the Board concluded that the New Fund Agreements and the Renewal Agreements were fair and reasonable and in the best interests of each New Fund or Renewal Fund (as applicable) and its shareholders, respectively. In approving New Fund Agreements and the continuation of the Renewal Agreements for each New Fund or Renewal Fund (as applicable), the Board considered

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

among other things the following categories of material factors. In addition, the Board based their determinations regarding the continuation of each of the Renewal Fund Agreements on their consideration of all of the materials provided to them by Global X Management and each Renewal Fund’s other service providers throughout the year.

In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves. Certain factors considered by the Board (including the Independent Trustees) with respect to the approval of the New Funds Agreements and the continuation of the Renewal Agreements are discussed separately below.

NEW FUNDS AGREEMENTS

Nature, extent and quality of services

With respect to this factor, the Board considered:

•	the terms of the New Funds Agreements and the range of services to be provided to the New Funds in accordance with the New Funds Agreements;

•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory services to the New Funds;

•

Global X Management’s responsibilities under the New Funds Agreements to, among other things, (i) manage the investment operations of each New Funds and the composition of each New Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by each of the New Funds, (iv) select broker-dealers to execute portfolio transactions for each of the New Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of each of the New Funds, the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for each of the New Funds that are required to be filed by the Trust with the Securities and Exchange Commission (“SEC”) and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including creation units) of each of the New Funds by shareholders and new investors;

•

the nature, extent and quality of Global X Management’s services (including advisory, administrative and compliance services) provided by or made available to each of the Renewal Funds and that would be made available to each of the New Funds; and

•

the quality of Global X Management’s resources and personnel that would be made available to each of the New Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each of the New Funds.

Performance

The Board determined that because each of the New Funds had not commenced operations, meaningful data relating to investment performance of each New Fund was not available and, therefore, could not be a factor in approving the New Funds Agreements.

Cost of Services and Profitability

With respect to this factor, the Board considered:

•	Global X Management’s expected cost to provide investment management, supervision and administrative and related services to each of the New Funds;

•

The unitary fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by each New Fund under the New Fund Agreements for the investment advisory, supervisory and administrative services that each New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by each New Fund); and

•

the expected profitability to Global X Management, if any, from all services to be provided to each of the New Funds and all aspects of the relationship between Global X Management and each of the New Funds. In connection with these considerations, the Board noted that Global X Management advised the Board that it was uncertain whether it would generate any profits from its services to each of the New Funds during the first 12 months of each New Fund’s operations, but expected to generate profits after that initial period.

Based on these considerations, the Board concluded that the profits anticipated to be realized by Global X Management from its relationship with each of the New Funds would not be excessive.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•

comparative information with respect to the proposed Management Fee to be paid to Global X Management by each of the New Funds. In connection with this consideration, Global X Management provided the Board with detailed comparative expense data for each of the New Funds, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and other registered funds as well as the fees and expenses paid by other Funds that are series of the Trust under the same unified Management Fee structure;

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

•

the structure of the proposed unified Management Fee structure (which includes as one component the proposed investment advisory fee for each New Fund) and the expected total expense ratios for each of the New Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of each of the New Funds and that the proposed Management Fee for each New Fund was set at a competitive fee to make each New Fund viable in the marketplace; and

•

that Global X Management would be responsible for most ordinary expenses of the New Funds, including the costs of various third-party services required by the New Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as such as taxes and governmental fees, brokerage fees, commissions, and other transaction expenses, costs of borrowing money, including interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the proposed Management Fee and expected total expense ratio of each New Fund should not preclude approval of the New Funds Agreements.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as each of the New Funds grows and whether the proposed unitary Management Fee for each New Fund reflected these economies of scale;

•

the significant investment of time, personnel and other resources that Global X Management intends to made in each of the New Funds in order to seek to assure that the New Funds are attractive to investors; and

•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for each of the New Funds and its shareholders.

Based on these considerations, the Board concluded that approval of the proposed Management Fee for each New Fund was reasonable.

Other Benefits

In considering the New Funds Agreement, in addition to the categories discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationships with each of the New Funds.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

RENEWAL AGREEMENTS

Nature, extent and quality of services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

•

Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund. In connection with these considerations, the Board noted that Global X Management had significantly increased its support staff and operational resources since the inception of each Renewal Fund;

•

Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of each Renewal Fund and the composition of each Renewal Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by each Renewal Fund, (iv) select broker-dealers to execute portfolio transactions for each Renewal Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of each Renewal Fund, the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for each Renewal Fund that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including creation units) of each Renewal Fund by shareholders and new investors;

•

the nature, extent and quality of the all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to each Renewal Fund and the adequacy of Global X Management’s personnel resources that would continue to be made available to each Renewal Fund; and

•	Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Renewal Funds by Global X Management.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Performance

With respect to this fact, the Board considered each Renewal Fund’s total return and investment performance relative to (i) the performance of unaffiliated comparable specialized and/or focused exchange-traded funds and other registered funds in the same classification as each of the Renewal Funds, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of comparable registered funds, pertinent indexes, and pertinent registered fund performance rankings. The Board noted that most of the Renewal Funds had only been in operations for a few months and that some Renewal Funds had not yet commenced operations. The Board observed that, for the Renewal Funds that had not commenced operations, meaningful data relating to investment performance was not available and, therefore, could not be a factor in approving the Renewal Agreements for the non-operational Renewal Funds.

Based on these considerations and comparisons, the Board concluded that the investment performance of each operational Renewal Fund did not adversely affect the Board approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management and related services to each Renewal Fund. In this regard, the Board considered the Management Fee that has been borne by each Renewal Fund under the Renewal Agreements for the various investment advisory, supervisory and administrative services that each Renewal Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by each New Fund).

In addition, the Board considered the current and expected profitability to Global X Management from all services provided to the Renewal Funds and all aspects of Global X Management’s relationship with each of the Renewal Funds. In connection with these considerations, the Global X Management provided the Board with financial information regarding its operations and services to the Renewal Funds and discussed with the Board its current and expected profitability with respect to the Renewal Funds. Global X Management noted that it was likely that it would not generate profits in the upcoming year from its services to certain of the newer or smaller Renewal Funds because of the small amount of assets under management for those Renewal Funds.

Based on these considerations, the Board concluded that the profits anticipated to be realized by Global X Management from its relationship with each of the Renewal Funds would not be excessive and should not preclude approval of the continuance of each Renewal Agreement.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Comparison of Fees and Services

With respect to this factor, the Board considered:

•

comparative information with respect to the Management Fee paid to Global X Management by each of the Renewal Funds. In connection with this consideration, Global X Management provided the Board with detailed comparative expense data for each of the Renewal Funds, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and other comparable registered funds and fees and expenses paid by other funds that are series of the Trust under the same unified Management Fee structure;

•

the structure of the unified Management Fee structure (which includes as one component the investment advisory fee for each Renewal Fund) and the current total expense ratios for each of the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of each of the Renewal Funds and that the proposed Management Fee for each Renewal Fund was set at a competitive fee to make each Renewal Fund viable in the marketplace; and

•

that Global X Management is responsible for most ordinary expenses of the New Funds, including the costs of various third-party services required by the Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as asset-based custody fees for certain of the Renewal Funds, taxes and governmental fees, brokerage fees, commissions, and other transaction expenses, costs of borrowing money, including interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the proposed Management Fee and total expense ratio of each New Fund should not preclude approval of the Renewal Agreements.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for each Renewal Fund reflected these economies of scale;

•

the significant investment of time, personnel and other resources that Global X Management has made and intends to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for the New Funds and their shareholders.

Based on these considerations, the Board concluded that continuation of the unitary Management Fee for each Renewal Fund was reasonable.

Other Benefits

The Board considered any other benefits realized by Global X Management as a result from its relations relationships with each Renewal Fund and concluded that all information it considered supported approval of the continuation of the Renewal Agreements.

Notes

Notes

399 Park Avenue, 32nd Floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser:

Global X Management Company LLC

399 Park Avenue, 32nd Floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for the Independent Trustees:

Dechert LLP

1175 I Street N.W.

Washington, DC 20007

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-001-0300

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Global X Funds

By (Signature and Title)*	/s/ BRUNO DEL AMA
Bruno del Ama
President

Date: July 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ BRUNO DEL AMA
Bruno del Ama
President

Date: July 6, 2011

By (Signature and Title)*	/s/ JOSE C. GONZALEZ
Jose C. Gonzalez
CFO

Date: July 6, 2011

*	Print the name and title of each signing officer under his or her signature.